BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.9%
AGL CLO 11 Ltd.
(a)(b)
:
Series 2021-11A, Class C, (LIBOR USD 3
Month + 2.05%), 2.19%, 04/15/34 ... USD 1,000 $ 1,002,072
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.15%), 3.29%, 04/15/34 ... 1,000 999,970
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 1.98%,
07/20/34
(a)(b)
.................... 1,000 995,149
AIG CLO LLC
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 ... 3,000 3,000,000
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 04/15/34 ... 3,000 3,000,019
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.19%, 04/20/32 ... 1,000 1,001,379
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.24%, 04/20/32 ... 2,000 1,999,983
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.54%, 10/25/32 ... 3,000 3,001,908
AIMCO CLO 10 Ltd., Series 2019-10A, Class
D, (LIBOR USD 3 Month + 3.55%), 3.73%,
07/22/32
(a)(b)
.................... 750 750,902
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
2,463 2,480,408
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
2,075 2,073,421
Series 2019-E, Class A, 3.00%, 09/25/59
(d)
1,864 1,871,699
Series 2019-E, Class B, 4.88%, 09/25/59
(d)
280 275,435
Series 2019-E, Class C, 0.00%, 09/25/59 613 477,472
Alinea CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 3.10%), 3.29%,
07/20/31
(a)(b)
.................... 1,000 1,000,168
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.34%,
10/21/28
(a)(b)
.................... 1,000 1,000,063
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.03%, 10/15/29
(a)(b)
3,000 3,001,247
ALM XVIII Ltd., Series 2016-18A, Class CR,
(LIBOR USD 3 Month + 3.00%), 3.18%,
01/15/28
(a)(b)
.................... 1,325 1,325,098
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 2.45%, 04/15/34
(a)(b)(c)
........ 1,000 1,006,000
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 ... 1,000 992,562
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.78%, 01/28/31 ... 1,000 974,581
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.39%, 10/13/30
(a)(b)
............... 1,000 999,991
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)
.......... EUR 140 164,659
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................ 100 116,273
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 2.04%,
04/20/31
(a)(b)
.................... USD 500 498,652
Apidos CLO XX
(a)(b)
:
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.13%, 07/16/31 .. 1,000 1,000,038
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.13%, 07/16/31 ... 1,500 1,500,074
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.14%,
04/20/31
(a)(b)
.................... USD 500 $ 500,025
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.08%,
07/25/30
(a)(b)
.................... 1,000 999,994
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.59%,
01/20/33
(a)(b)
.................... 500 501,479
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.18%,
07/22/30
(a)(b)
.................... 1,000 999,902
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.98%, 10/15/30 ... 250 248,683
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.83%, 10/15/30 ... 1,000 991,214
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.17%, 01/23/31
(a)(b)
... 500 500,026
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 0.00%,
06/22/34
(a)
..................... EUR 1,100 1,278,238
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
..................... 260 296,026
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 3.31%,
11/20/30
(a)(b)
.................... USD 1,000 999,469
Battalion CLO 17 Ltd.
(a)(b)
:
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 2.29%, 03/09/34 ... 1,000 996,120
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 3.44%, 03/09/34 ... 1,000 999,980
Battalion CLO X Ltd.
(a)(b)
:
Series 2016-10A, Class BR2, (LIBOR USD
3 Month + 2.05%), 2.23%, 01/25/35 .. 2,000 1,999,186
Series 2016-10A, Class CR2, (LIBOR USD
3 Month + 3.45%), 3.63%, 01/25/35 .. 1,000 997,427
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.14%,
04/20/32
(a)(b)
.................... 1,000 1,000,167
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)
..................... EUR 1,100 1,291,282
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.39%, 06/25/47
(a)
... USD 3,300 3,130,989
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.35%,
06/15/31
(a)(b)
.................... 2,000 2,000,000
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 100 117,245
Buttermilk Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 3.10%),
3.28%, 10/15/31
(a)(b)
............... USD 2,000 1,995,097
Canyon CLO Ltd.
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.20%, 07/15/34 ... 1,000 992,890
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 ... 1,000 999,967
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
..................... EUR 100 115,692

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IV Ltd., Series 2021-1A, Class
D, (LIBOR USD 3 Month + 3.25%), 0.00%,
07/20/34
(a)(b)
.................... USD 4,200 $ 4,200,000
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................ EUR 100 116,505
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 2.14%, 10/18/30 ... USD 500 498,743
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 2.08%, 04/27/31 ... 1,000 997,313
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 2.98%, 04/27/31 ... 1,000 995,031
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.39%, 10/17/30 ... 1,000 1,000,192
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.14%, 10/21/31 ... 1,000 1,001,006
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 2.99%, 10/21/31 ... 1,000 1,002,505
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.69%, 04/23/29 ... 1,000 1,000,463
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/16/30 ... 1,500 1,492,068
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.24%, 04/20/32 ... 1,500 1,499,994
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.29%, 04/20/32 ... 1,250 1,250,390
Cook Park CLO Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 1.75%), 1.94%,
04/17/30
(a)(b)
.................... 1,250 1,243,336
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)
................ EUR 475 546,418
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.83%, 04/15/29
(a)(b)
............... USD 1,300 1,300,588
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
3.26%, 08/15/31
(a)(b)
............... 1,000 1,000,273
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.43%, 07/15/30
(a)(b)
............... 2,000 2,000,406
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.93%,
01/16/32
(a)(b)
.................... 1,000 1,001,177
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.16%,
05/15/32
(a)(b)
.................... 1,000 1,000,918
Dryden 76 CLO Ltd., Series 2019-76A, Class
D1, (LIBOR USD 3 Month + 3.85%), 4.04%,
10/20/32
(a)(b)
.................... 750 752,347
Dryden 86 CLO Ltd., Series 2020-86A, Class
C, (LIBOR USD 3 Month + 2.80%), 2.99%,
07/17/30
(a)(b)
.................... 1,500 1,501,120
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.09%,
01/20/30
(a)(b)
.................... 763 762,504
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 3.33%,
04/15/33
(a)(b)
.................... 1,000 1,002,093
Elmwood CLO IX Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.08%,
07/20/34
(a)(b)
.................... 1,250 1,250,000
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 0.00%,
10/20/34
(a)(b)
.................... 1,715 1,715,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.86%, 11/16/32 ... USD 1,000 $ 1,004,706
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.06%, 11/16/32 ... 1,500 1,506,012
Flatiron CLO 21 Ltd.
(a)(b)(c)
:
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 ... 2,000 2,000,000
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 ... 2,450 2,450,000
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.13%,
07/15/31
(a)(b)
.................... 500 500,032
Galaxy XXII CLO Ltd., Series 2016-22A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.27%, 04/16/34
(a)(b)
............... 1,000 1,005,404
Gilbert Park CLO Ltd., Series 2017-1A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.13%,
10/15/30
(a)(b)
.................... 1,000 999,991
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.09%, 04/20/30
(a)(b)
... 1,000 1,001,985
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.14%, 04/24/31
(a)(b)
... 1,000 999,997
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.85%), 4.04%, 10/20/32
(a)(b)
... 1,000 1,003,103
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-10A, Class D, (LIBOR USD 3
Month + 3.05%), 0.00%, 07/20/34
(a)(b)
... 1,000 1,000,000
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 2.18%, 07/20/34
(a)(b)
......... 1,000 992,884
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ............... GBP 100 116,311
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36 ............... 100 113,492
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (LIBOR USD 3 Month + 3.35%), 3.53%,
04/15/33
(a)(b)
.................... USD 2,000 2,000,265
Greywolf CLO V Ltd.
(a)(b)
:
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/27/31 ... 500 499,587
Series 2015-1A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.18%, 01/27/31 ... 1,700 1,666,028
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/28/31
(a)(b)
............... 1,000 998,557
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.55%, 04/15/33 ... 3,000 3,005,694
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 04/15/33 ... 2,000 2,004,324
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.30%,
04/20/34
(a)(b)
.................... 1,750 1,750,000
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.09%, 01/20/31
(a)(b)
............... 1,000 999,990
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
..................... EUR 330 367,800

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
.................... EUR 100 $ 117,782
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.44%,
07/15/34
(a)
..................... 847 989,265
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
..................... 100 115,659
Kayne CLO 5 Ltd., Series 2019-5A, Class D,
(LIBOR USD 3 Month + 3.80%), 3.98%,
07/24/32
(a)(b)
.................... USD 500 500,314
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 2,252 2,257,745
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 1,000 1,004,752
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
..................... EUR 100 116,303
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.23%, 05/25/37
(a)
.... USD 3,043 2,770,339
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.18%, 04/22/29
(a)(b)
......... 1,000 1,000,029
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 3.08%, 07/15/34
(a)(b)
......... 1,150 1,149,997
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.46%, 04/20/34
(a)(b)
......... 1,500 1,510,785
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.39%, 10/17/30
(a)(b)
........ 1,000 1,000,142
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/17/27 ... 1,500 1,500,168
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.09%, 10/17/27 ... 2,000 1,997,040
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.14%, 04/20/31
(a)(b)
... 1,000 999,999
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.89%, 07/20/31
(a)(b)(c)
.. 1,000 1,000,000
Neuberger Berman Loan Advisers CLO 40
Ltd.
(a)(b)
:
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/16/33 ... 1,000 993,714
Series 2021-40A, Class D, (LIBOR USD 3
Month + 2.75%), 2.94%, 04/16/33 ... 1,000 999,988
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
.... EUR 100 113,892
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)
.......... 410 451,933
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)
.......... 1,100 1,271,717
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)
................ 300 349,703
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.08%, 04/26/31 ... USD 1,000 $ 980,258
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.04%, 04/10/33 ... 2,750 2,741,588
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 0.00%, 07/20/32 ... 2,500 2,500,000
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 170,392
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 114,700
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 673 779,950
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.43%, 10/24/30
(a)(b)
........ USD 1,000 1,000,230
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.28%, 01/24/33
(a)(b)
......... 2,000 1,999,972
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.93%, 07/25/30
(a)(b)
......... 1,000 994,474
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.39%, 04/21/34
(a)(b)
............... 1,000 1,003,598
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class D, (LIBOR USD 3 Month + 3.75%),
3.97%, 10/22/32
(a)(b)
............... 1,000 1,004,955
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
0.00%, 07/20/34
(a)(b)
............... 1,250 1,250,000
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.14%, 01/20/32
(a)(b)
............... 500 500,025
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.07%, 07/23/30
(a)(b)
............... 1,500 1,495,932
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
.... 1,044 1,049,282
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.01%, 10/17/31 ... 2,000 2,000,093
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.97%, 05/21/34
(c)
.. 1,000 1,000,000
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.94%, 07/20/30 ... 1,750 1,744,092
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.83%, 07/16/31 ... 1,000 1,000,117
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.80%, 11/14/32 ... 1,000 1,003,441
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.90%, 11/14/32 ... 1,000 1,005,020
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.01%, 07/15/34 ... 1,000 999,974
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.76%, 08/20/27
(a)(b)
......... 1,500 1,500,423
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32
(a)(b)
... 1,500 1,500,258
Pikes Peak CLO 3, Series 2019-3A, Class CR,
(LIBOR USD 3 Month + 2.12%), 2.30%,
04/25/30
(a)(b)
.................... 1,000 1,000,100

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 7
(a)(b)
:
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 2.39%, 02/25/34 ... USD 1,000 $ 1,003,294
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 3.59%, 02/25/34
(c)
.. 1,000 1,000,000
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.33%,
07/15/31
(a)(b)
.................... 1,000 998,818
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,058,292
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 5.46%,
07/18/34
(a)
..................... EUR 1,100 1,291,282
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)
..................... 100 114,050
Regata XII Funding Ltd., Series 2019-1A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.93%,
10/15/32
(a)(b)
.................... USD 1,000 1,002,664
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 06/20/34 ... 1,350 1,350,000
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.18%, 06/20/34 ... 1,500 1,500,000
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.88%, 01/15/33 ... 1,000 1,004,036
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.08%, 01/15/33 ... 1,000 1,005,919
Riserva CLO Ltd.
(a)(b)
:
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.99%, 01/18/34 ... 1,500 1,498,599
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.44%, 01/18/34 ... 1,000 996,100
Rockfield Park CLO DAC, Series 1X, Class D,
0.00%, 07/08/21 ................. EUR 716 840,507
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 2.28%, 04/20/34 ... USD 1,000 1,001,249
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.03%, 10/15/29 ... 500 498,558
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.38%, 10/20/30 ... 1,500 1,500,300
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/20/31 ... 500 500,625
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/20/31 ... 2,000 2,000,097
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 2.08%, 07/20/34
(c)
.. 1,000 1,000,000
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 0.00%, 07/20/34 ... 1,000 1,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 07/20/34 ... 1,000 1,000,000
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)
.......... EUR 100 116,178
RR 3 Ltd., Series 2018-3A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 1.98%, 01/15/30
(a)(b)
USD 1,250 1,246,736
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.09%, 04/20/29
(a)(b)
............... 2,500 2,491,165
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.23%,
10/26/29
(a)(b)
.................... 2,300 2,287,852
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
C, (LIBOR USD 3 Month + 2.00%), 2.19%,
04/20/33
(a)(b)
.................... USD 1,250 $ 1,245,569
Sixth Street CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 ... 1,000 1,000,000
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 ... 3,500 3,500,000
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.40%,
07/15/34
(a)(b)(c)
................... 3,500 3,496,500
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
2.44%, 04/25/34
(a)(b)
............... 1,000 1,001,762
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)
................ EUR 200 232,693
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.69%, 07/20/32
(a)(b)
............... USD 1,000 1,000,771
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.93%, 01/16/32
(a)(b)
............... 1,750 1,767,391
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
................... 1,000 1,000,000
TCW CLO AMR Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 1.89%), 2.05%,
02/15/29
(a)(b)
.................... 1,500 1,494,862
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.23%, 07/29/29 ... 1,000 997,731
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.33%, 07/29/29 ... 1,500 1,499,245
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 3.40%), 3.58%, 04/25/31 ... 1,000 1,001,112
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/20/34
(c)
.. 1,500 1,493,990
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.56%, 04/20/34
(c)
.. 1,250 1,249,944
Series 2021-1A, Class D2, (LIBOR USD 3
Month + 3.88%), 3.99%, 03/18/34 ... 2,000 2,016,052
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 0.00%, 07/25/34 ... 2,500 2,500,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 07/25/34 ... 5,000 5,000,000
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.09%,
01/20/31
(a)(b)
.................... 1,000 999,990
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.34%,
07/17/31
(a)(b)
.................... 1,050 1,050,305
TICP CLO VI Ltd., Series 2016-6A, Class DR2,
(LIBOR USD 3 Month + 2.90%), 3.08%,
01/15/34
(a)(b)
.................... 1,100 1,099,991
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.29%,
10/20/30
(a)(b)
.................... 1,000 1,000,157
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/20/31 ... 600 600,060
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.24%, 10/20/31 ... 1,050 1,050,117
TICP CLO XV Ltd.
(a)(b)
:
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.47%, 04/20/33 ... 3,500 3,508,619

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.34%, 04/20/33 ... USD 1,000 $ 1,000,461
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 2.04%,
01/20/33
(a)(b)
.................... 1,000 1,001,274
Voya Euro CLO II DAC, Series 2X, Class ER,
0.00%, 07/15/35 ................. EUR 781 916,810
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 1.99%,
07/20/30
(a)(b)
.................... USD 500 498,503
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.19%,
10/22/29
(a)(b)
.................... 1,750 1,749,979
Total Asset-Backed Securities — 7.9%
(Cost: $247,328,703) ............................. 248,407,222
Shares
Shares
Common Stocks — 0.5%
Banks — 0.1%
ABN AMRO Bank NV, CVA
(b)
........... 24,271 294,101
Banco Bilbao Vizcaya Argentaria SA ...... 51,810 321,377
Barclays plc ...................... 138,183 327,919
ING Groep NV ..................... 41,278 547,939
Lloyds Banking Group plc ............. 273,228 176,739
Nordea Bank Abp .................. 39,122 435,659
Societe Generale SA ................ 12,843 379,914
UniCredit SpA ..................... 28,295 334,523
2,818,171
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 234 9,936
Capital Markets — 0.1%
Credit Suisse Group AG (Registered) ..... 106,219 1,111,893
UBS Group AG (Registered) ........... 46,160 707,043
1,818,936
Chemicals — 0.0%
Atotech Ltd.
(e)
..................... 849 21,675
Diversey Holdings Ltd.
(e)
.............. 22,581 404,425
Element Solutions, Inc. ............... 18,742 438,188
864,288
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(c)(e)
............. 1,227 233
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
......... 5,609 119,528
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 23,683
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA .................. 1,344,805 713,348
Electrical Equipment — 0.0%
Sensata Technologies Holding plc
(e)
...... 4,388 254,372
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(e)
........ 1,586 138,918
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 9,068 420,120
VICI Properties, Inc. ................. 22,077 684,829
1,104,949
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 5,207 $ 193,961
Life Sciences Tools & Services — 0.0%
(e)
Avantor, Inc. ...................... 16,457 584,388
Syneos Health, Inc. ................. 5,030 450,135
1,034,523
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 6,226
Marine — 0.0%
Projector SA
(c)(e)
.................... 1,227 —
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 57,518 151,847
Telenet Group Holding NV ............. 29,265 1,102,444
1,254,291
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 28,654 542,993
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.
(e)
........... 1,004 30,261
Chesapeake Energy Corp. ............ 5,067 263,079
ConocoPhillips .................... 4,153 252,918
Devon Energy Corp. ................. 10,017 292,396
Diamondback Energy, Inc. ............. 4,043 379,597
Energy Transfer LP ................. 36,284 385,699
Enterprise Products Partners LP ......... 15,681 378,382
EQT Corp.
(e)
...................... 7,518 167,351
Extraction Oil & Gas, Inc.
(e)
............ 5,695 312,712
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $122,710)
(e)(f)
................ 3,504 191,603
Kinder Morgan, Inc. ................. 4,207 76,694
Plains All American Pipeline LP ......... 48,274 548,393
SM Energy Co. .................... 14,467 356,322
Williams Cos., Inc. (The) .............. 2,861 75,959
3,711,366
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 237,491
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
............. 2,700 135,324
Software — 0.0%
Avaya Holdings Corp.
(e)
............... 12 323
Total Common Stocks — 0.5%
(Cost: $13,525,932) .............................. 14,982,860
Par (000)
Par (000)
Corporate Bonds — 45.2%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
6.00%, 10/15/22 ................. USD 162 162,203
7.50%, 12/01/24 ................. 263 274,835
7.50%, 03/15/25 ................. 1,024 1,053,030
7.13%, 06/15/26 ................. 702 734,994
7.88%, 04/15/27 ................. 42 43,575
7.45%, 05/01/34 ................. 182 194,740
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 ................. 247 253,533
4.13%, 06/30/28 ................. 82 83,538
4.13%, 04/15/29 ................. 354 360,195
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
349 359,470

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... USD 266 $ 278,302
Raytheon Technologies Corp., 4.63%, 11/16/48 120 154,376
Rolls-Royce plc:
0.88%, 05/09/24 ................. EUR 100 116,711
4.63%, 02/16/26 ................. 351 453,864
5.75%, 10/15/27 ................. GBP 1,100 1,665,394
5.75%, 10/15/27
(b)
................ USD 998 1,099,287
Safran SA, 0.00%, 04/01/28
(g)(h)
........ EUR 904 1,953,454
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. USD 233 247,562
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 28 30,899
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 1,795 1,939,498
6.25%, 03/15/26
(b)
................ 4,407 4,649,385
6.38%, 06/15/26 ................. 265 274,532
7.50%, 03/15/27 ................. 100 106,375
4.63%, 01/15/29
(b)
................ 240 240,084
4.88%, 05/01/29
(b)
................ 285 287,707
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 775 862,188
17,879,731
Airlines — 0.8%
Air France-KLM, 3.88%, 07/01/26 ....... EUR 700 817,176
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ USD 828 1,039,140
5.50%, 04/20/26 ................. 493 521,964
5.75%, 04/20/29 ................. 1,258 1,359,983
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)(i)
.... 2,560 2,755,400
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 ................. 387 451,624
4.75%, 10/20/28 ................. 838 931,653
Deutsche Lufthansa AG:
2.88%, 02/11/25 ................. EUR 800 965,371
3.75%, 02/11/28 ................. 1,400 1,710,018
Finnair OYJ, 4.25%, 05/19/25 ......... 1,300 1,572,304
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 336 360,733
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(g)
................ EUR 300 343,097
2.75%, 03/25/25 ................. 1,000 1,185,761
1.50%, 07/04/27 ................. 300 321,931
1.13%, 05/18/28
(g)
................ 1,500 1,693,447
3.75%, 03/25/29 ................. 700 832,100
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 982 1,081,182
Singapore Airlines Ltd., 1.63%, 12/03/25
(g)
.. SGD 1,000 821,001
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 49 54,901
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 849 900,461
Series 2020-1, Class A, 5.88%, 10/15/27 5,006 5,554,211
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 ................. 438 453,409
4.63%, 04/15/29 ................. 764 790,740
26,517,607
Auto Components — 0.7%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 209,237
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 228 249,660
3.75%, 01/30/31 ................. 729 716,512
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 591 629,403
4.38%, 05/15/26 ................. EUR 1,000 1,226,516
6.25%, 05/15/26
(b)
................ USD 764 813,897
8.50%, 05/15/27
(b)
................ 3,339 3,640,178
Security
Par (000)
Par (000) Value
Auto Components (continued)
Dana Financing Luxembourg SARL, 3.00%,
07/15/29 ..................... EUR 800 $ 972,357
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 387 416,992
Faurecia SE:
3.75%, 06/15/28 ................. EUR 327 408,105
2.38%, 06/15/29 ................. 462 557,861
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. USD 241 269,016
5.00%, 07/15/29
(b)
................ 125 130,875
5.25%, 07/15/31
(b)
................ 638 666,710
5.63%, 04/30/33 ................. 304 320,629
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 .. EUR 1,263 1,492,894
Icahn Enterprises LP:
4.75%, 09/15/24 ................. USD 93 97,185
5.25%, 05/15/27
(b)
................ 248 256,060
5.25%, 05/15/27 ................. 75 77,437
4.38%, 02/01/29
(b)
................ 724 720,380
IHO Verwaltungs GmbH
(j)
:
3.62%, (3.62% Cash or 4.38% PIK),
05/15/25 .................... EUR 500 602,076
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 900 1,098,956
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. USD 60 59,625
Schaeffler AG, 3.38%, 10/12/28 ........ EUR 200 261,423
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 101 114,067
ZF Europe Finance BV:
2.00%, 02/23/26 ................. EUR 500 598,886
2.50%, 10/23/27 ................. 700 851,630
3.00%, 10/23/29 ................. 1,000 1,239,109
ZF Finance GmbH:
2.00%, 05/06/27 ................. 800 953,343
3.75%, 09/21/28 ................. 2,300 2,984,675
22,635,694
Automobiles — 0.6%
Ferrari NV, 1.50%, 05/27/25 .......... 400 492,556
Ford Motor Co.:
4.35%, 12/08/26 ................. USD 30 32,137
4.75%, 01/15/43 ................. 287 304,938
5.29%, 12/08/46 ................. 75 83,766
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(b)
................ 200 219,500
4.50%, 01/15/26 ................. EUR 600 753,986
6.88%, 11/15/26 ................. 600 827,175
Kia Corp., 1.75%, 10/16/26 ........... USD 1,650 1,661,100
Nissan Motor Co. Ltd.:
3.20%, 09/17/28 ................. EUR 500 670,995
4.81%, 09/17/30
(b)
................ USD 4,175 4,713,743
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
.......... EUR 2,600 3,102,742
Renault SA, 1.25%, 06/24/25 .......... 200 233,593
Stellantis NV:
3.88%, 01/05/26 ................. 600 817,050
4.50%, 07/07/28 ................. 400 591,553
1.25%, 06/20/33 ................. 350 409,559
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 490 506,484
TML Holdings Pte. Ltd., 4.35%, 06/09/26 .. 2,100 2,107,875
Volvo Car AB, 2.50%, 10/07/27 ........ EUR 1,617 2,096,228
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 174,555
19,799,535
Banks — 4.5%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(k)
.......... EUR 300 384,628
ABQ Finance Ltd., 2.00%, 07/06/26 ...... USD 1,600 1,588,448

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Ahli United Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.01%), 3.88%
(a)(k)
.............. USD 1,025 $ 1,011,867
AIB Group plc
(a)(k)
:
(EUR Swap Annual 5 Year + 5.70%), 5.25% EUR 400 511,058
(EUR Swap Annual 5 Year + 6.63%), 6.25% 2,340 3,156,170
Banco BPM SpA
(a)
:
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... 588 761,708
(EUR Swap Annual 5 Year + 3.17%),
2.87%, 06/29/31 ............... 2,875 3,404,770
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.45%), 3.25%, 09/30/31
(a)
........ USD 679 673,610
Banco de Credito e Inversiones SA, 3.50%,
10/12/27 ..................... 1,205 1,289,953
Banco de Sabadell SA:
5.63%, 05/06/26 ................. EUR 300 414,420
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30
(a)
.............. 2,100 2,458,949
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31
(a)
.............. 2,000 2,384,780
Banco General SA, 4.13%, 08/07/27 ..... USD 1,179 1,288,647
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa:
4.13%, 06/06/24 ................. 653 698,629
4.38%, 04/11/27 ................. 170 181,666
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 ................ 1,248 1,270,651
Banco Santander SA
(a)(k)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% EUR 300 370,843
(EUR Swap Annual 5 Year + 4.53%), 4.37% 2,600 3,183,152
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
..................... USD 2,147 2,264,817
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 3,862 4,005,135
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
....... 1,280 1,313,088
Bank Mandiri Persero Tbk. PT, 2.00%, 04/19/26 820 818,719
Bank Negara Indonesia Persero Tbk. PT,
3.75%, 03/30/26 ................ 2,295 2,340,435
Bank of America Corp.:
Series L, 4.18%, 11/25/27
(i)
.......... 2,000 2,240,795
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 915,078
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(k)
.... 1,122 1,163,584
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
1,750 1,745,682
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)
..... EUR 1,575 1,830,579
Bank of East Asia Ltd. (The)
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 1,727 1,844,976
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 2,577 2,773,979
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
........ USD 1,000 $ 1,022,580
Barclays plc
(a)
:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(k)
.. GBP 2,265 3,579,652
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(k)
..................... USD 400 443,248
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(k)
.. GBP 500 773,725
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ............... USD 4,606 4,859,256
BBVA Bancomer SA, 4.38%, 04/10/24 .... 650 706,063
BNP Paribas SA
(a)(k)
:
(LIBOR USD 6 Month + 0.08%), 0.28% . 420 394,321
(USD Swap Semi 5 Year + 5.15%), 7.37% 500 582,810
Burgan Bank SAK
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%),
5.75%
(k)
..................... 256 258,528
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%),
2.75%, 12/15/31 ............... 1,175 1,111,477
CaixaBank SA
(a)(k)
:
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 600 776,320
(EUR Swap Annual 5 Year + 4.50%), 5.25% 800 1,018,559
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(k)
.............. USD 250 261,609
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 564,429
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(k)
.......... 1,330 1,336,650
Commerzbank AG:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(k)
.................... EUR 2,600 3,398,632
4.00%, 03/23/26 ................. 150 200,787
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(k)
.................... 200 278,948
Credit Suisse Group Guernsey VII Ltd., Series
BR, 3.00%, 11/12/21
(b)(g)
........... CHF 39 47,213
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(k)
.............. USD 995 1,022,052
Emirates NBD Bank PJSC
(a)(k)
:
(USD Swap Semi 6 Year + 3.66%), 6.13% 257 276,837
(USD Swap Semi 6 Year + 3.16%), 4.25% 1,275 1,308,070
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(k)
......... 1,650 1,545,192
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(k)
............... 200 207,500
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(k)
............... 1,425 1,571,062
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(k)
.................... EUR 2,100 2,742,155
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(k)
.................... 2,504 3,633,209
(EUR Swap Annual 5 Year + 4.75%),
4.37%, 07/12/29
(a)
.............. 1,000 1,291,552
5.15%, 06/10/30 ................. GBP 2,525 3,977,568
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(k)
.................... EUR 275 370,301

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
4.95%, 06/01/42
(b)
................ USD 7,215 $ 7,471,307
JPMorgan Chase & Co.:
3.63%, 12/01/27 ................. 300 329,653
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
.............. 1,000 859,000
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
..................... 2,250 2,384,016
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 544,780
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(k)
.............. 2,395 2,427,183
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)
....... 1,297 1,308,025
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(k)
.......... 681 683,767
National Australia Bank Ltd., 2.99%, 05/21/31 1,150 1,167,588
National Westminster Bank plc, Series B,
(LIBOR USD 6 Month + 0.25%), 0.50%
(a)(k)
900 894,375
Natwest Group plc
(a)(k)
:
(USD Swap Semi 5 Year + 7.60%), 8.62% 995 1,002,184
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13% ... GBP 400 595,511
QNB Finance Ltd., 2.75%, 02/12/27 ...... USD 1,231 1,283,548
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(k)
.......... 2,068 2,147,876
Santander UK Group Holdings plc, (GBP Swap
5 Year + 5.79%), 6.75%
(a)(k)
......... GBP 385 593,816
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.87%
(a)(k)
.... USD 1,750 1,738,516
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(g)
.... 100 98,150
Societe Generale SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(b)(k)
.............. 361 382,209
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.66%), 6.00%
(a)(k)
.............. 400 438,520
Stichting AK Rabobank Certificaten, 2.19%
(d)(k)
EUR 2,651 4,229,352
SVB Financial Group, Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.00%
(a)(k)
.......... USD 9,100 9,261,980
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(k)
.............. 478 484,961
UniCredit SpA
(a)
:
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(k)
..................... EUR 2,196 3,086,541
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(k)
..................... 3,200 3,628,395
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ............... 600 775,111
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 1,400 1,671,697
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 484,815
United Overseas Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.23%), 2.00%, 10/14/31
(a)
........ USD 1,865 1,865,294
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 $ 666,818
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(k)
.................... 718 745,508
141,101,617
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ................. 750 915,632
4.44%, 10/06/48
(i)
................ 2,225 2,663,085
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,221,664
Coca-Cola Icecek A/S, 4.22%, 09/19/24 ... 250 262,391
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,934,191
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 520,888
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
111 111,277
7,629,128
Biotechnology — 0.2%
AbbVie, Inc.:
2.80%, 03/15/23 ................. 1,012 1,045,546
4.88%, 11/14/48 ................. 500 644,050
Cidron Aida Finco SARL:
5.00%, 04/01/28 ................. EUR 1,500 1,803,081
6.25%, 04/01/28 ................. GBP 796 1,123,129
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 89 87,177
Grifols SA:
1.63%, 02/15/25 ................. EUR 200 239,047
3.20%, 05/01/25 ................. 1,000 1,195,711
6,137,741
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 206 213,832
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 144,185
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
101 108,196
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 506 542,685
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 334 346,107
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 403 434,233
Griffon Corp., 5.75%, 03/01/28 ......... 317 336,813
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 292 383,162
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 200 211,817
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 150 159,976
4.63%, 12/15/25 ................. 72 73,351
4.88%, 12/15/27 ................. 23 23,902
Masonite International Corp.
(b)
:
5.75%, 09/15/26 ................. 25 25,875
5.38%, 02/01/28 ................. 53 56,163
PCF GmbH:
4.75%, 04/15/26 ................. EUR 753 910,968
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 526 630,372
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 686 727,160
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 124 128,418
4.38%, 07/15/30 ................. 461 475,406
3.38%, 01/15/31 ................. 311 297,692
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 218,861
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 187 188,402
6,637,576
Capital Markets — 1.0%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 107,921
Cerah Capital Ltd., 0.00%, 08/08/24
(g)(h)
... 1,300 1,296,118
Cindai Capital Ltd., 0.00%, 02/08/23
(g)(h)
... 900 924,785

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 241 $ 250,640
Credit Suisse AG, 1.13%, 12/15/25 ...... GBP 2,300 3,171,014
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(k)
USD 600 665,604
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(k)
......................... 400 438,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(k)
1,577 1,726,815
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(i)
... 1,500 1,560,562
(USD Swap Rate 5 Year + 4.33%), 7.25%
(k)
1,600 1,808,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(k)
.................... 350 390,120
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(k)
.................... 845 893,588
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(k)
.................... 365 362,226
(SOFR + 1.73%), 3.09%, 05/14/32
(b)
... 2,610 2,688,957
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 258,615
Dua Capital Ltd., 2.78%, 05/11/31 ....... 1,655 1,645,376
Hightower Holding LLC, 6.75%, 04/15/29
(b)
. 107 109,140
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27 ..................... 2,300 1,598,500
Huarong Finance 2019 Co. Ltd.:
3.38%, 05/29/22 ................. 200 166,000
(LIBOR USD 3 Month + 1.13%), 1.28%,
02/24/23
(a)
................... 200 148,000
2.50%, 02/24/23 ................. 214 162,640
3.75%, 05/29/24 ................. 200 147,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.98%),
4.25%
(a)(k)
.................... 255 127,500
4.50%, 05/29/29 ................. 500 342,500
3.63%, 09/30/30 ................. 530 363,050
Huarong Finance Co. Ltd., 3.88%, 11/13/29 . 1,000 680,000
ICD Funding Ltd., 3.22%, 04/28/26 ...... 1,050 1,066,734
Intermediate Capital Group plc, 1.63%,
02/17/27 ..................... EUR 600 732,438
JAB Holdings BV, 3.38%, 04/17/35 ...... 100 145,699
Mirae Asset Securities Co. Ltd., 1.38%,
07/07/24 ..................... USD 1,300 1,298,390
MSCI, Inc.
(b)
:
3.63%, 09/01/30 ................. 144 147,263
3.88%, 02/15/31 ................. 184 190,948
3.63%, 11/01/31 ................. 186 190,780
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 235 247,103
SBI Holdings, Inc., 0.00%, 09/13/23
(g)(h)
.... JPY 110,000 1,018,610
SURA Asset Management SA:
4.88%, 04/17/24 ................. USD 400 431,000
4.88%, 04/17/24 ................. 1,318 1,420,145
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
......................... 325 332,052
UBS Group AG
(a)(k)
:
(USD Swap Semi 5 Year + 4.87%), 7.00% 325 374,563
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12% ...................... 400 435,000
30,064,196
Security
Par (000)
Par (000) Value
Chemicals — 0.9%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... USD 1,335 $ 1,344,846
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 196 205,310
3.38%, 02/15/29 ................. 378 369,495
Bluestar Finance Holdings Ltd., 3.10%,
12/31/64 ..................... 720 720,495
Braskem Netherlands Finance BV, 5.88%,
01/31/50 ..................... 529 579,519
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 1,000 1,200,809
Chemours Co. (The):
4.00%, 05/15/26 ................. 1,000 1,213,164
5.75%, 11/15/28
(b)
................ USD 210 224,652
Element Solutions, Inc.:
2.09%, 01/31/26 ................. 2,348 2,343,609
3.88%, 09/01/28
(b)
................ 1,546 1,577,384
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
1,323 1,335,817
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 280 293,304
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 675 687,783
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 416 427,877
HB Fuller Co., 4.25%, 10/15/28 ........ 162 167,432
Herens Midco SARL:
4.75%, 05/15/28
(b)
................ 402 399,990
5.25%, 05/15/29 ................. EUR 2,375 2,755,992
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 360 401,407
INEOS Finance plc, 2.13%, 11/15/25 ..... EUR 1,000 1,185,750
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 142,920
Kraton Polymers LLC, 5.25%, 05/15/26 ... EUR 645 783,929
Kronos International, Inc., 3.75%, 09/15/25 . 200 241,893
LG Chem Ltd., 2.38%, 07/07/31 ........ USD 1,280 1,274,829
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
196 203,781
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 . EUR 500 642,528
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 . 1,396 1,704,999
Nobian Finance BV, 3.63%, 07/15/26 ..... 1,020 1,205,353
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 21 22,155
OCI NV, 5.25%, 11/01/24
(b)
........... 200 206,140
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48 ..................... 1,147 1,344,141
Pearl Holding III Ltd., 9.50%, 12/11/22 .... 1,000 362,569
PQ Corp., 5.75%, 12/15/25
(b)
.......... 539 553,149
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 ................. 303 302,964
6.63%, 05/01/29 ................. 171 171,427
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
.................... 249 248,223
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29 ................ 824 921,747
UPL Corp. Ltd.:
4.50%, 03/08/28 ................. 898 962,431
4.63%, 06/16/30 ................. 202 217,062
Valvoline, Inc., 3.63%, 06/15/31
(b)
....... 2 2,000
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
.................... 200 205,350
29,154,225
Commercial Services & Supplies — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
333 350,895
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................ 2,117 2,244,507
9.75%, 07/15/27
(b)
................ 1,498 1,649,673
3.63%, 06/01/28 ................. EUR 1,431 1,683,064
4.63%, 06/01/28
(b)
................ USD 1,686 1,690,043
4.88%, 06/01/28 ................. GBP 414 568,162
6.00%, 06/01/29
(b)
................ USD 917 929,645
APX Group, Inc.:
7.88%, 12/01/22 ................. 93 93,349

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.50%, 11/01/24 ................. USD 76 $ 79,420
6.75%, 02/15/27
(b)
................ 740 788,988
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 435 445,875
6.38%, 05/01/25 ................. 245 260,313
5.00%, 02/01/28 ................. 607 635,650
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 59,465
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 215 225,212
5.13%, 07/15/29 ................. 192 208,800
Covanta Holding Corp., 5.00%, 09/01/30 .. 151 158,550
Derichebourg SA, 2.25%, 07/15/28 ...... EUR 430 517,113
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. USD 355 356,775
9.50%, 11/01/27 ................. 352 389,840
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 86 89,572
3.75%, 08/01/25 ................. 778 799,395
4.00%, 08/01/28 ................. 677 668,775
3.50%, 09/01/28 ................. 550 548,625
4.75%, 06/15/29 ................. 436 452,699
GLP China Holdings Ltd., 2.95%, 03/29/26 . 1,670 1,689,639
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 259 271,877
Intrum AB:
3.13%, 07/15/24 ................. EUR 500 595,169
4.88%, 08/15/25 ................. 607 755,810
3.50%, 07/15/26 ................. 1,751 2,115,282
ISS Global A/S, 1.50%, 08/31/27 ....... 100 122,814
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 358 373,215
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. 107 108,070
5.88%, 06/30/29 ................. 396 402,930
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 255 269,303
5.88%, 10/01/30 ................. 602 655,231
4.75%, 07/15/31 ................. 182 182,455
Paprec Holding SA, 3.50%, 07/01/28 ..... EUR 855 1,011,221
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 214 229,307
5.75%, 04/15/26 ................. 156 172,329
6.25%, 01/15/28 ................. 328 348,910
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 97 96,809
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 1,400 1,711,667
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25 ................ 1,500 1,760,305
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 500 603,813
3.88%, 07/15/26 ................. 500 605,806
Verisure Midholding AB, 5.25%, 02/15/29 .. 633 771,221
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 707 729,801
31,477,389
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 1,237 1,323,961
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 276 281,865
5.00%, 03/15/27 ................. 278 284,602
CommScope, Inc.
(b)
:
6.00%, 03/01/26 ................. 299 315,654
8.25%, 03/01/27 ................. 48 51,302
7.13%, 07/01/28 ................. 398 431,333
Nokia OYJ:
2.00%, 03/15/24 ................. EUR 200 247,183
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.38%, 06/12/27 ................. USD 611 $ 674,917
6.63%, 05/15/39 ................. 79 102,305
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 311 324,631
6.50%, 07/15/28 ................. 700 746,522
Xiaomi Best Time International Ltd., 0.00%,
12/17/27
(g)(h)
................... 300 322,200
5,106,475
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 354 360,195
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 603 613,088
Delhi International Airport Ltd., 6.13%, 10/31/26 250 255,672
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 97,840
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 ................. 436 451,342
4.25%, 10/27/27 ................. 200 194,287
Heathrow Finance plc, 4.62%, 09/01/29
(d)
.. GBP 2,643 3,761,174
Heathrow Funding Ltd., 1.88%, 03/14/34 .. EUR 100 123,781
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 218 229,517
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 70 71,875
9.75%, 07/15/28 ................. 97 108,640
Pike Corp., 5.50%, 09/01/28
(b)
......... 295 306,800
6,574,211
Construction Materials — 0.1%
Inversiones CMPC SA:
4.75%, 09/15/24 ................. 600 651,488
3.85%, 01/13/30 ................. 593 632,212
3.00%, 04/06/31
(b)
................ 525 523,031
1,806,731
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 574,819
Cembra Money Bank AG, 0.00%, 07/09/26
(g)(h)
CHF 400 444,420
Encore Capital Group, Inc.:
4.88%, 10/15/25 ................. EUR 546 683,837
5.38%, 02/15/26 ................. GBP 2,300 3,352,600
4.25%, 06/01/28 ................. 1,529 2,115,066
FCE Bank plc, 1.62%, 05/11/23 ........ EUR 600 724,680
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. USD 1,000 1,005,100
4.69%, 06/09/25 ................. 200 216,500
5.13%, 06/16/25 ................. 470 517,588
4.13%, 08/04/25 ................. 379 405,052
3.38%, 11/13/25 ................. 200 207,390
2.33%, 11/25/25 ................. EUR 1,102 1,349,859
4.39%, 01/08/26 ................. USD 700 756,000
2.39%, 02/17/26 ................. EUR 500 614,856
2.90%, 02/16/28 ................. USD 479 476,730
4.00%, 11/13/30 ................. 200 209,500
General Motors Financial Co., Inc.:
4.20%, 11/06/21 ................. 475 481,221
5.20%, 03/20/23
(i)
................ 1,685 1,814,380
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 335 329,417
Manappuram Finance Ltd., 5.90%, 01/13/23 1,203 1,241,195
Muthoot Finance Ltd., 4.40%, 09/02/23 ... 850 872,738
Navient Corp.:
7.25%, 09/25/23 ................. 70 77,263
6.13%, 03/25/24 ................. 97 104,688
5.88%, 10/25/24 ................. 13 14,024
6.75%, 06/15/26 ................. 50 55,812
5.00%, 03/15/27 ................. 26 26,904
New Lion Bridge Co. Ltd., 6.50%, 03/31/22 . 800 800,190

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
OneMain Finance Corp.:
7.13%, 03/15/26 ................. USD 303 $ 352,907
3.50%, 01/15/27 ................. 334 336,505
6.63%, 01/15/28 ................. 302 346,201
5.38%, 11/15/29 ................. 40 43,510
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ................. 681 696,697
5.10%, 07/16/23 ................. 1,018 1,031,234
Volkswagen International Finance NV
(a)(k)
:
(EUR Swap Annual 5 Year + 3.75%), 3.50% EUR 400 512,064
(EUR Swap Annual 10 Year + 3.37%),
3.88% ...................... 1,200 1,572,193
24,363,140
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 1,424 1,495,200
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 ................. EUR 786 934,162
3.00%, 09/01/29 ................. 1,000 1,183,222
4.00%, 09/01/29
(b)
................ USD 1,052 1,043,137
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 656 677,320
5.25%, 08/15/27 ................. 1,131 1,153,620
Ball Corp., 1.50%, 03/15/27 .......... EUR 200 240,399
Berry Global, Inc., 1.00%, 01/15/25 ...... 200 239,225
CANPACK SA, 3.13%, 11/01/25
(b)
....... USD 211 214,468
Crown Americas LLC, 4.75%, 02/01/26 ... 75 77,827
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 77 94,325
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
125 134,688
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 23 24,849
3.50%, 03/15/28 ................. 8 8,060
3.50%, 03/01/29 ................. 113 111,949
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 307 319,280
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 128 129,798
Kleopatra Finco SARL, 4.25%, 03/01/26 ... EUR 593 705,857
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. USD 74 78,938
10.50%, 07/15/27 ................ 498 549,045
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 852 860,520
OI European Group BV:
3.13%, 11/15/24 ................. EUR 300 367,770
2.88%, 02/15/25 ................. 1,200 1,443,151
Sealed Air Corp.:
4.50%, 09/15/23 ................. 100 127,937
4.00%, 12/01/27
(b)
................ USD 69 73,399
Silgan Holdings, Inc.:
4.13%, 02/01/28 ................. 26 26,975
2.25%, 06/01/28 ................. EUR 1,000 1,191,679
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 1,000 1,254,191
Trivium Packaging Finance BV
(b)(d)
:
5.50%, 08/15/26 ................. USD 853 896,247
8.50%, 08/15/27 ................. 1,629 1,771,049
17,428,287
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 130 129,188
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 106,506
Core & Main LP, 6.13%, 08/15/25 ....... 1,335 1,361,700
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 148 143,560
Security
Par (000)
Par (000) Value
Distributors (continued)
9.00%, 11/15/26 ................. USD 190 $ 185,250
1,926,204
Diversified Consumer Services — 0.1%
Bidfair Holdings, Inc., 5.88%, 06/01/29
(b)
... 400 406,000
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ..................... 419 425,285
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 49,920
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 204 200,909
Rekeep SpA, 7.25%, 02/01/26 ......... EUR 1,807 2,306,135
Service Corp. International, 4.00%, 05/15/31 USD 341 348,050
Sotheby's, 7.38%, 10/15/27
(b)
.......... 778 839,268
4,575,567
Diversified Financial Services — 0.9%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 2,000 2,783,947
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31 ................. USD 271 257,755
China Development Bank Financial Leasing
Co. Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.75%),
2.87%, 09/28/30
(a)
............... 1,000 1,013,540
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 128 133,440
Far East Horizon Ltd., 2.63%, 03/03/24 ... 995 996,244
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ................. EUR 2,158 2,665,061
7.75%, 11/01/25 ................. GBP 1,889 2,720,189
GE Capital Funding LLC, 4.40%, 05/15/30 . USD 5,000 5,826,662
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35
(i)
............ 3,766 4,513,481
MDGH GMTN RSC Ltd., 3.40%, 06/07/51 .. 1,525 1,597,437
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 481 483,362
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 ... 605 596,795
ProGroup AG, 3.00%, 03/31/26 ........ EUR 1,400 1,676,650
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. USD 362 430,356
7.38%, 09/01/25 ................. 293 318,638
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 316 329,825
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 2,513 2,648,074
28,991,456
Diversified Telecommunication Services — 2.3%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 200 255,837
8.00%, 05/15/27 ................. 300 383,756
10.50%, 05/15/27
(b)
............... USD 1,400 1,555,750
6.00%, 02/15/28
(b)
................ 342 340,564
Altice France SA:
2.50%, 01/15/25 ................. EUR 600 700,664
7.38%, 05/01/26
(b)
................ USD 251 261,023
5.88%, 02/01/27 ................. EUR 350 439,827
8.13%, 02/01/27
(b)
................ USD 1,203 1,310,669
5.50%, 01/15/28
(b)
................ 296 307,159
4.13%, 01/15/29 ................. EUR 2,654 3,150,914
5.13%, 01/15/29
(b)
................ USD 200 201,000
5.13%, 07/15/29
(b)
................ 1,848 1,857,055
Arqiva Broadcast Finance plc, 6.75%, 09/30/23 GBP 800 1,135,966
AT&T, Inc.:
2.45%, 03/15/35 ................. EUR 100 133,297
3.65%, 09/15/59
(b)
................ USD 165 167,327
CCO Holdings LLC:
5.13%, 05/01/27
(b)
................ 69 72,374
5.00%, 02/01/28
(b)
................ 14 14,682
5.38%, 06/01/29
(b)
................ 258 282,020
4.75%, 03/01/30
(b)
................ 517 546,727
4.50%, 08/15/30
(b)
................ 454 472,711

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25%, 02/01/31
(b)
................ USD 601 $ 612,269
4.50%, 05/01/32 ................. 1,447 1,499,454
4.50%, 06/01/33
(b)
................ 345 353,025
Cellnex Telecom SA:
1.00%, 04/20/27 ................. EUR 100 117,383
0.50%, 07/05/28
(g)
................ 500 808,563
0.75%, 11/20/31
(g)
................ 8,100 9,383,670
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. USD 278 285,297
8.00%, 10/15/25 ................. 82 86,203
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 693 745,495
Frontier Communications Holdings LLC
(b)
:
5.88%, 10/15/27 ................. 435 465,994
5.00%, 05/01/28 ................. 684 707,139
6.75%, 05/01/29 ................. 1,003 1,066,460
Global Switch Finance BV, 1.38%, 10/07/30 . EUR 200 242,000
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
................... USD 574 592,810
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 201 203,967
3.75%, 07/15/29 ................. 569 553,352
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ................. EUR 1,313 1,584,135
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 388 430,284
Series Y, 7.50%, 04/01/24 .......... 47 52,758
5.13%, 12/15/26
(b)
................ 554 575,467
4.00%, 02/15/27
(b)
................ 242 246,840
4.50%, 01/15/29
(b)
................ 1,208 1,178,948
5.38%, 06/15/29
(b)
................ 487 494,006
Series P, 7.60%, 09/15/39 .......... 27 30,712
Series U, 7.65%, 03/15/42 .......... 477 535,432
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(k)
.................... 1,079 1,151,833
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(j)
.................... 877 899,451
Ooredoo International Finance Ltd.:
3.75%, 06/22/26 ................. 1,139 1,258,808
2.63%, 04/08/31 ................. 1,150 1,161,141
QualityTech LP, 3.88%, 10/01/28
(b)
...... 291 311,195
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 210,440
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 1,765 2,263,613
8.75%, 03/15/32 ................. 700 1,064,000
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 409 414,113
4.13%, 06/15/29 ................. 245 251,431
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 989 1,179,383
7.20%, 07/18/36 ................. 304 392,160
7.72%, 06/04/38 ................. 396 539,855
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 900 1,562,972
Telecom Italia SpA:
4.00%, 04/11/24 ................. 500 639,546
5.30%, 05/30/24
(b)
................ USD 389 425,838
2.75%, 04/15/25 ................. EUR 500 624,742
2.38%, 10/12/27 ................. 800 986,804
1.63%, 01/18/29 ................. 1,025 1,194,494
5.25%, 03/17/55 ................. 1,300 1,884,453
Telesat Canada, 4.88%, 06/01/27
(b)
...... USD 239 230,635
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. 325 371,290
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50%, 08/10/33 ................. USD 500 $ 597,484
5.01%, 04/15/49 ................. 29 38,306
2.99%, 10/30/56 ................. 624 586,583
3.70%, 03/22/61 ................. 5,768 6,177,866
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 1,142 1,352,434
Virgin Media Secured Finance plc:
5.50%, 05/15/29
(b)
................ USD 800 860,000
4.25%, 01/15/30 ................. GBP 1,400 1,928,099
4.50%, 08/15/30
(b)
................ USD 300 302,250
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 1,810 1,797,547
6.13%, 03/01/28 ................. 1,532 1,564,555
70,664,306
Electric Utilities — 0.6%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30 800 801,650
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 985 1,024,597
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(k)
1,030 1,061,093
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27 ................ 965 979,957
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 823,671
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
......... 214 232,725
2.65%, 03/01/30 ................. 48 47,806
Series B, 2.25%, 09/01/30 .......... 39 37,394
Series C, 5.35%, 07/15/47
(d)
......... 4 4,800
Series C, 3.40%, 03/01/50 .......... 360 351,900
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 ................. 810 1,010,683
4.55%, 04/01/49 ................. 270 316,673
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(l)
275 105,789
India Green Power Holdings, 4.00%, 02/22/27 940 942,820
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 ... 433 503,676
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ..................... 1,358 1,359,528
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 2 2,110
NRG Energy, Inc., 3.63%, 02/15/31
(b)
..... 269 264,346
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 173,464
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 3,980,302
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 313 324,018
PG&E Corp., 5.25%, 07/01/30 ......... 181 182,719
Public Power Corp. SA, 3.88%, 03/30/26 .. EUR 803 995,004
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... USD 1,191 1,309,207
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................ 177 202,312
Texas Competitive Electric Holdings Co. LLC,
5.10%, 12/31/49
(c)(e)(l)
............. 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 574,619
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
216 217,080
17,829,943
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
......... 157 159,010
Energizer Gamma Acquisition BV, 3.50%,
06/30/29 ..................... EUR 979 1,156,180
Orano SA, 2.75%, 03/08/28 .......... 1,500 1,856,885
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 123 136,684

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
5.00%, 10/01/25 ................. USD 42 $ 46,777
4.00%, 04/15/29 ................. 815 827,293
4,182,829
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc.:
2.63%, 06/02/26 ................. 405 408,856
3.75%, 06/02/31 ................. 735 752,397
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 310 376,726
3.88%, 03/15/28 ................. 300 370,732
CDW LLC, 3.25%, 02/15/29 .......... USD 349 353,607
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
475 500,575
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(g)(h)
................... 400 403,400
3,166,293
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22 3,350 3,299,331
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 284 301,395
6.25%, 04/01/28 ................. 866 904,026
CGG SA, 7.75%, 04/01/27 ........... EUR 570 700,547
ChampionX Corp., 6.38%, 05/01/26 ...... USD 110 115,214
Hilong Holding Ltd., 9.75%, 11/18/24 ..... 2,790 2,455,200
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 518 559,319
Tervita Corp., 11.00%, 12/01/25
(b)
....... 219 245,221
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 111,144
USA Compression Partners LP:
6.88%, 04/01/26 ................. 664 695,540
6.88%, 09/01/27 ................. 591 631,353
10,018,290
Entertainment — 0.4%
Banijay Group SAS, 6.50%, 03/01/26 ..... EUR 1,100 1,346,387
Cinemark USA, Inc.
(b)
:
5.88%, 03/15/26 ................. USD 110 115,110
5.25%, 07/15/28 ................. 126 129,150
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 61 64,126
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(g)
................ 220 307,186
4.88%, 11/01/24
(b)
................ 58 58,928
2.00%, 02/15/25
(g)
................ 358 399,528
6.50%, 05/15/27
(b)
................ 910 1,009,918
3.75%, 01/15/28
(b)
................ 526 528,325
Netflix, Inc.:
5.88%, 11/15/28 ................. 146 179,205
4.63%, 05/15/29 ................. EUR 300 444,212
6.38%, 05/15/29 ................. USD 48 61,308
3.88%, 11/15/29 ................. EUR 2,200 3,140,162
5.38%, 11/15/29
(b)
................ USD 775 941,312
3.63%, 06/15/30 ................. EUR 1,000 1,408,671
4.88%, 06/15/30
(b)
................ USD 7 8,325
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 GBP 344 483,535
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 394 393,728
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 126 127,247
11,146,363
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,072,825
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 304 319,580
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,000 1,111,080
3.30%, 07/01/30 ................. 865 926,669
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 179 182,781
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 215 $ 238,113
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 195 193,000
GLP Capital LP, 4.00%, 01/15/31 ....... 90 96,973
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 214 215,605
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 194 203,031
5.25%, 07/15/30 ................. 50 52,929
5.63%, 07/15/32 ................. 598 640,051
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 .. 334 347,844
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 512 554,472
4.63%, 06/15/25
(b)
................ 363 387,818
5.75%, 02/01/27 ................. 36 40,054
4.50%, 01/15/28 ................. 584 617,580
3.88%, 02/15/29
(b)
................ 579 588,015
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 85 90,108
4.63%, 08/01/29 ................. 485 519,173
3.38%, 04/24/30 ................. GBP 625 893,083
3.50%, 03/15/31 ................. USD 1,136 1,147,348
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 617 633,690
4.50%, 02/15/29
(b)
................ 293 293,240
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 149 150,490
SBA Communications Corp.:
4.88%, 09/01/24 ................. 65 66,137
3.88%, 02/15/27 ................. 846 868,762
Service Properties Trust:
4.50%, 06/15/23 ................. 50 51,250
4.35%, 10/01/24 ................. 46 46,322
7.50%, 09/15/25 ................. 244 276,256
5.50%, 12/15/27 ................. 406 433,296
Trust Fibra Uno:
4.87%, 01/15/30
(b)
................ 905 996,224
6.95%, 01/30/44 ................. 471 574,385
Uniti Group LP
(b)
:
4.75%, 04/15/28 ................. 334 333,165
6.50%, 02/15/29 ................. 937 939,343
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 203 207,007
4.25%, 12/01/26 ................. 562 584,604
4.63%, 12/01/29 ................. 952 1,011,500
4.13%, 08/15/30 ................. 603 619,172
XHR LP, 4.88%, 06/01/29
(b)
........... 69 71,243
18,594,218
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 531 538,567
4.63%, 01/15/27 ................. 765 800,152
4.88%, 02/15/30 ................. 32 34,128
Bellis Acquisition Co. plc, 3.25%, 02/16/26 . GBP 656 908,579
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 1,100 959,983
3.58%, 02/07/25
(d)
................ 600 692,803
5.25%, 04/15/27 ................. 1,075 1,303,362
Iceland Bondco plc:
4.63%, 03/15/25 ................. GBP 1,900 2,585,561
4.38%, 05/15/28 ................. 580 754,915
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
.... USD 40 39,950
Picard Groupe SAS:
(EURIBOR 3 Month + 3.00%), 3.00%,
11/30/23
(a)
................... EUR 1,100 1,303,130
3.88%, 07/01/26 ................. 839 994,844

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Quatrim SASU, 5.88%, 01/15/24 ....... EUR 1,500 $ 1,847,760
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 164 176,490
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 142 150,520
4.75%, 02/15/29 ................. 382 389,640
13,480,384
Food Products — 0.6%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 1,549 1,611,595
4.63%, 11/15/28 ................. 333 345,071
CP Foods Capital Ltd., 0.50%, 06/18/25
(g)
.. 800 805,600
Gruma SAB de CV, 4.88%, 12/01/24 ..... 760 842,793
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31 ..................... 910 921,191
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ................. 103 112,656
6.50%, 04/15/29 ................. 500 561,880
3.75%, 12/01/31 ................. 579 592,462
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(l)
................... 1,400 980,000
Kraft Heinz Foods Co.:
2.25%, 05/25/28 ................. EUR 600 773,887
4.25%, 03/01/31 ................. USD 1,426 1,619,920
6.88%, 01/26/39 ................. 219 314,574
4.63%, 10/01/39 ................. 67 78,033
6.50%, 02/09/40 ................. 145 201,372
5.00%, 06/04/42 ................. 9 10,990
5.20%, 07/15/45 ................. 427 530,095
4.38%, 06/01/46 ................. 1,591 1,802,919
4.88%, 10/01/49 ................. 679 824,273
5.50%, 06/01/50 ................. 902 1,170,573
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
65 71,906
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 470 498,200
4.50%, 09/15/31 ................. 357 356,411
Premier Foods Finance plc, 3.50%, 10/15/26 GBP 948 1,311,368
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 368 371,198
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 815 1,032,690
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 141 139,943
17,881,600
Gas Utilities — 0.0%
China Oil & Gas Group Ltd.:
5.50%, 01/25/23 ................. 200 204,912
4.70%, 06/30/26 ................. 950 965,438
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 159 162,776
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 46 47,381
1,380,507
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 1,259 1,329,214
Hologic, Inc., 3.25%, 02/15/29 ......... 95 94,169
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 1,246 1,337,892
7.25%, 02/01/28 ................. 479 523,188
3,284,463
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 237 252,997
5.00%, 04/15/29 ................. 103 107,421
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 70 74,542
4.63%, 08/01/29 ................. 256 259,200
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc.
(b)
:
9.75%, 07/15/26 ................. USD 1,897 $ 2,040,792
5.75%, 07/15/29 ................. 301 305,139
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 152 157,805
CAB SELAS:
3.38%, 02/01/28 ................. EUR 1,564 1,845,240
Centene Corp.:
2.45%, 07/15/28 ................. USD 847 858,435
4.63%, 12/15/29 ................. 1,077 1,184,452
3.00%, 10/15/30 ................. 748 768,405
2.50%, 03/01/31 ................. 1,205 1,188,431
Chrome Bidco SASU, 3.50%, 05/31/28 .... EUR 853 1,025,352
Chrome Holdco SASU, 5.00%, 05/31/29 ... 808 980,841
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. USD 1,911 2,020,863
8.00%, 03/15/26 ................. 1,000 1,077,500
5.63%, 03/15/27 ................. 565 603,138
6.00%, 01/15/29 ................. 999 1,068,930
6.88%, 04/15/29 ................. 247 258,478
6.13%, 04/01/30 ................. 274 278,110
CVS Health Corp., 5.05%, 03/25/48 ...... 600 779,325
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 120 123,386
Encompass Health Corp.:
4.50%, 02/01/28 ................. 44 45,649
4.75%, 02/01/30 ................. 335 355,937
4.63%, 04/01/31 ................. 231 247,505
HCA, Inc.:
5.63%, 09/01/28 ................. 387 458,595
5.88%, 02/01/29 ................. 138 166,635
3.50%, 09/01/30 ................. 1,294 1,378,589
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
. 512 520,095
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(k)
GBP 1,300 1,815,695
Laboratoire Eimer Selas, 5.00%, 02/01/29 .. EUR 295 356,186
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. USD 190 202,474
4.38%, 02/15/27 ................. 53 53,636
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 582 567,450
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 250 264,688
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 142,310
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 94 97,995
3.88%, 11/15/30 ................. 327 340,489
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25 ..................... EUR 1,000 1,225,276
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 623 674,447
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 123,769
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 176 183,700
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 267 272,340
10.00%, 04/15/27 ................ 2,046 2,245,485
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 219 224,773
7.50%, 04/01/25 ................. 263 284,074
4.88%, 01/01/26 ................. 1,289 1,336,951
6.25%, 02/01/27 ................. 640 668,000
5.13%, 11/01/27 ................. 5 5,244
4.63%, 06/15/28 ................. 48 49,401
6.13%, 10/01/28 ................. 542 577,577
4.25%, 06/01/29 ................. 284 287,550
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 33 34,099

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 6.25%, 05/15/27
(b)
........ USD 254 $ 268,605
32,734,001
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 319 330,165
5.00%, 05/15/27 ................. 373 390,717
720,882
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC
(b)
:
3.88%, 01/15/28 ................. 569 576,113
4.38%, 01/15/28 ................. 659 668,061
Accor SA, 0.70%, 12/07/27
(g)
.......... EUR 459 284,561
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 243 257,884
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 25 27,559
4.75%, 12/01/27 ................. 268 277,380
4.75%, 06/15/31
(b)
................ 412 427,450
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 227 234,203
Burger King France SAS, 6.00%, 05/01/24 . EUR 1,400 1,687,414
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 1,460 1,547,600
8.13%, 07/01/27 ................. 1,135 1,262,347
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 846 891,473
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 595 669,613
10.13%, 02/01/26 ................ EUR 1,468 2,030,069
10.50%, 02/01/26
(b)
............... USD 145 168,816
7.63%, 03/01/26 ................. EUR 506 664,234
5.75%, 03/01/27
(b)
................ USD 1,685 1,765,038
9.88%, 08/01/27
(b)
................ 458 534,715
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
.................... 109 107,501
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 212 222,600
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 650 678,438
6.50%, 10/01/28 ................. 93 100,207
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ................. 1,656 1,722,240
4.85%, 01/27/28 ................. 1,783 1,858,555
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 951 984,009
Cirsa Finance International SARL:
6.25%, 12/20/23 ................. EUR 100 120,259
4.75%, 05/22/25 ................. 929 1,105,692
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
............... 195 245,095
10.75%, 09/30/23 ................ 41 51,995
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(j)
................... 309 262,422
CPUK Finance Ltd.:
4.88%, 08/28/25 ................. GBP 1,200 1,679,680
4.50%, 08/28/27 ................. 603 844,599
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... USD 56 56,000
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................ 1,658 1,928,677
2.95%, 03/15/31 ................. 2,120 2,148,225
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. 200 204,975
6.75%, 07/02/23 ................. 256 268,608
6.85%, 07/02/24 ................. 3,062 3,263,901
5.95%, 10/19/25 ................. 2,334 2,453,326
5.05%, 01/27/27 ................. 903 907,966
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 59 64,310
Gamma Bidco SpA, 6.25%, 07/15/25 ..... EUR 2,045 2,557,014
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 713 $ 720,287
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 74 77,885
4.88%, 01/15/30 ................. 418 446,215
4.00%, 05/01/31
(b)
................ 660 665,854
Hilton Grand Vacations Borrower Escrow LLC,
4.88%, 07/01/31
(b)
............... 52 51,864
InterContinental Hotels Group plc, 3.38%,
10/08/28 ..................... GBP 175 261,450
International Game Technology plc, 3.50%,
06/15/26 ..................... EUR 2,000 2,428,416
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 226,804
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 277 287,041
8.00%, 04/15/26 ................. 208 221,674
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
99 98,752
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 925 1,067,727
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26 ................. 14 14,542
4.50%, 06/15/29
(b)
................ 166 168,283
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ................. 1,033 1,071,931
5.38%, 12/04/29 ................. 545 573,034
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 1,442 1,499,049
5.88%, 05/15/26 ................. 681 713,475
MGM Resorts International:
6.00%, 03/15/23 ................. 186 198,964
5.75%, 06/15/25 ................. 23 25,363
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 246 246,307
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 140 162,750
5.88%, 03/15/26 ................. 223 233,592
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 507 531,311
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 311 334,014
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
140 139,825
Powdr Corp., 6.00%, 08/01/25
(b)
........ 191 200,550
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 194 196,712
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 125 142,344
9.13%, 06/15/23 ................. 196 215,110
11.50%, 06/01/25 ................ 441 508,253
5.50%, 04/01/28 ................. 711 744,630
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 404 442,380
5.00%, 10/15/25 ................. 418 431,585
8.25%, 03/15/26 ................. 256 274,555
7.00%, 05/15/28 ................. 138 150,723
7.25%, 11/15/29 ................. 50 56,400
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 186 199,485
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 825 984,692
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 1,294 1,394,544
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 186 189,170
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ................. GBP 1,272 1,821,494
8.25%, 07/31/25 ................. 1,000 1,445,549
Studio City Finance Ltd.:
6.00%, 07/15/25 ................. USD 1,018 1,067,818
5.00%, 01/15/29
(b)
................ 1,500 1,513,470
5.00%, 01/15/29 ................. 575 579,780
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 197 223,201

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 154 $ 164,839
Viking Cruises Ltd.
(b)
:
5.88%, 09/15/27 ................. 250 247,050
7.00%, 02/15/29 ................. 42 43,698
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 196 197,960
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 147 152,617
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 183 196,560
Wynn Macau Ltd.:
4.88%, 10/01/24 ................. 219 222,052
5.50%, 01/15/26 ................. 2,334 2,438,009
5.63%, 08/26/28 ................. 345 360,482
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 328 353,420
5.13%, 10/01/29 ................. 945 998,156
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 12,990
68,447,511
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
54 57,510
Brookfield Residential Properties, Inc.
(b)
:
5.00%, 06/15/29 ................. 388 390,910
4.88%, 02/15/30 ................. 308 305,012
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
286 306,558
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 106,302
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 340 360,400
KB Home, 4.00%, 06/15/31 ........... 106 106,927
LGI Homes, Inc., 4.00%, 07/15/29
(b)
...... 86 86,430
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 118 123,310
4.63%, 03/01/30 ................. 143 146,074
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 67,050
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 134,582
Newell Brands, Inc., 6.00%, 04/01/46
(d)
.... 40 50,688
Nobel Bidco BV, 3.13%, 06/15/28 ....... EUR 1,018 1,207,094
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. USD 2 2,262
5.13%, 08/01/30 ................. 79 85,627
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 258 261,212
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 2 2,170
5.70%, 06/15/28 ................. 65 71,663
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... 197 205,688
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 646 667,124
4,744,593
Household Products — 0.0%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 222 226,718
4.13%, 04/30/31
(b)
................ 186 188,092
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 95 97,351
4.38%, 03/31/29 ................. 23 23,024
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 218 221,270
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 87 92,220
5.50%, 07/15/30 ................. 82 88,355
3.88%, 03/15/31 ................. 93 91,385
1,028,415
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. USD 27 $ 27,776
4.50%, 02/15/28 ................. 174 177,480
5.13%, 03/15/28 ................. 1,055 1,073,463
4.63%, 02/01/29 ................. 383 376,543
5.00%, 02/01/31 ................. 87 86,565
3.75%, 03/01/31 ................. 89 84,759
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 97 101,729
Colbun SA, 3.15%, 03/06/30 .......... 1,853 1,889,828
3,818,143
Insurance — 1.1%
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(k)
.................... 915 927,295
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 1,507 1,529,590
6.75%, 10/15/27 ................. 1,907 2,004,181
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 100 106,065
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(j)
......... 213 220,450
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(k)
...... 1,056 1,138,368
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)
.... EUR 150 219,055
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 175 175,000
AXA SA, (EURIBOR 3 Month + 2.40%), 1.37%,
10/07/41
(a)
.................... EUR 2,400 2,841,554
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(k)
............... 200 267,977
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
USD 182 185,640
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)
.......... EUR 100 142,143
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(k)
.................... USD 1,200 1,205,625
Galaxy Bidco Ltd., 6.50%, 07/31/26 ...... GBP 2,955 4,307,363
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 385 410,025
Guoren Property & Casualty Insurance Co.
Ltd., 3.35%, 06/01/26 ............. 755 760,641
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 351 371,302
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 956 991,458
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(k)
.......... 1,260 1,273,624
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(k)
............... GBP 1,950 3,021,127
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)
.... EUR 1,300 1,605,122
NFP Corp.
(b)
:
4.88%, 08/15/28 ................. USD 297 301,794
6.88%, 08/15/28 ................. 1,417 1,491,690
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(k)
.......... EUR 1,925 2,280,286
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
... USD 1,200 1,329,782
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
.................... EUR 900 1,202,220
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(k)
.......... USD 800 835,750
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 1,200 1,154,100

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Unipol Gruppo SpA, 3.25%, 09/23/30 ..... EUR 1,100 $ 1,466,265
ZhongAn Online P&C Insurance Co. Ltd.:
3.13%, 07/16/25 ................. USD 700 699,694
3.50%, 03/08/26 ................. 1,000 1,008,312
35,473,498
Interactive Media & Services — 0.1%
Baidu, Inc., 4.13%, 06/30/25 .......... 600 662,363
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 610 625,250
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 275 292,187
1,579,800
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 303 301,106
Baozun, Inc., 1.63%, 05/01/24
(g)
........ 413 416,356
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 120 126,000
3.50%, 03/01/29 ................. 119 118,226
HSE Finance SARL, 5.63%, 10/15/26 .... EUR 994 1,211,755
Match Group Holdings II LLC, 4.13%,
08/01/30
(b)
.................... USD 163 165,852
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(k)
.............. EUR 2,300 2,809,042
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 600 834,781
5,983,118
IT Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 2,484 2,482,137
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 384 382,794
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
137 141,732
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 195 192,806
6.13%, 12/01/28 ................. 85 87,550
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 128 131,160
Banff Merger Sub, Inc.:
8.38%, 09/01/26 ................. EUR 410 508,467
9.75%, 09/01/26
(b)
................ USD 1,561 1,642,953
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
302 300,478
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 ................. 376 383,520
4.00%, 07/01/29 ................. 409 418,203
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 414 409,173
5.63%, 09/15/28 ................. 200 203,700
Centurion Bidco SpA, 5.88%, 09/30/26 .... EUR 1,936 2,397,381
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... USD 172 170,280
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 261 275,647
3.63%, 06/15/29 ................. 224 227,360
3.75%, 10/01/30 ................. 158 161,652
Global Payments, Inc., 2.90%, 05/15/30
(i)
.. 3,260 3,396,481
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 200 207,647
Nexi SpA, 0.00%, 02/24/28
(g)(h)
......... EUR 1,000 1,197,288
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 ................. USD 232 232,508
10.75%, 06/01/28 ................ 109 122,625
Square, Inc., 3.50%, 06/01/31
(b)
........ 594 599,197
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 196 206,290
6.75%, 06/01/25 ................. 1,761 1,790,726
Twilio, Inc., 3.88%, 03/15/31 .......... 238 244,247
Unisys Corp., 6.88%, 11/01/27
(b)
........ 194 212,011
United Group BV:
4.88%, 07/01/24 ................. EUR 600 719,098
Security
Par (000)
Par (000) Value
IT Services (continued)
4.00%, 11/15/27 ................. EUR 2,199 $ 2,588,951
22,034,062
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ USD 132 138,692
3.75%, 04/01/29
(b)
................ 246 255,840
6.20%, 10/01/40 ................. 254 313,055
5.45%, 11/01/41 ................. 35 40,338
747,925
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 15 15,506
3.75%, 03/15/29 ................. 32 32,440
4.00%, 03/15/31 ................. 93 96,751
Syneos Health, Inc., 3.63%, 01/15/29 .... 370 366,300
510,997
Machinery — 0.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 113,805
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 191 195,536
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 121 127,731
Colfax Corp., 6.38%, 02/15/26
(b)
........ 132 139,392
EnPro Industries, Inc., 5.75%, 10/15/26 ... 284 299,506
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 341 349,951
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 285 291,424
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 167 181,195
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 133 134,829
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 100,707
Navistar International Corp., 6.63%, 11/01/25
(b)
332 342,999
Novafives SAS, 5.00%, 06/15/25 ....... EUR 800 890,498
Platin 1426 GmbH, 5.38%, 06/15/23 ..... 1,200 1,432,576
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 10 10,200
Renk AG, 5.75%, 07/15/25 ........... EUR 749 923,714
Sofima Holding SpA:
3.75%, 01/15/28 ................. 508 605,253
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 373 443,921
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 80 85,800
Terex Corp., 5.00%, 05/15/29
(b)
........ 284 296,070
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,492 1,546,085
Titan International, Inc., 7.00%, 04/30/28
(b)
. 105 109,856
TK Elevator Midco GmbH, 4.38%, 07/15/27 . EUR 1,888 2,337,893
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 1,065 1,122,244
Vertical Holdco GmbH:
6.63%, 07/15/28 ................. EUR 1,100 1,389,171
7.63%, 07/15/28
(b)
................ USD 643 697,777
Wabash National Corp., 5.50%, 10/01/25
(b)
. 235 239,700
14,407,833
Marine — 0.2%
CMA CGM SA, 7.50%, 01/15/26 ........ EUR 1,800 2,373,363
Danaos Corp., 8.50%, 03/01/28
(b)
....... USD 2,513 2,755,680
5,129,043
Media — 1.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 269 283,122
Altice Financing SA:
2.25%, 01/15/25 ................. EUR 380 437,072
7.50%, 05/15/26
(b)
................ USD 623 648,730
3.00%, 01/15/28 ................. EUR 1,847 2,082,048
5.00%, 01/15/28
(b)
................ USD 903 885,093
Altice Finco SA, 4.75%, 01/15/28 ....... EUR 500 579,197

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
AMC Networks, Inc.:
5.00%, 04/01/24 ................. USD 10 $ 10,127
4.75%, 08/01/25 ................. 317 325,464
4.25%, 02/15/29 ................. 117 118,024
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 259,080
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(g)
................ 227 230,863
4.00%, 11/15/30 ................. 239 239,896
Charter Communications Operating LLC:
5.13%, 07/01/49
(i)
................ 1,000 1,190,901
3.70%, 04/01/51
(i)
................ 2,410 2,383,650
4.40%, 12/01/61 ................. 5,750 6,178,291
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 764 802,834
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 ................. 461 482,907
7.50%, 06/01/29 ................. 937 970,110
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 1,687 1,729,546
Comcast Corp.:
3.75%, 04/01/40 ................. 910 1,025,825
4.70%, 10/15/48 ................. 330 425,431
4.05%, 11/01/52 ................. 500 595,134
CSC Holdings LLC:
6.75%, 11/15/21 ................. 92 93,812
5.25%, 06/01/24 ................. 167 180,979
5.75%, 01/15/30
(b)
................ 450 467,437
4.13%, 12/01/30
(b)
................ 266 264,338
4.63%, 12/01/30
(b)
................ 1,260 1,236,199
4.50%, 11/15/31
(b)
................ 446 448,738
5.00%, 11/15/31
(b)
................ 822 825,946
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
106 68,635
DISH DBS Corp.:
5.88%, 07/15/22 ................. 958 999,385
5.00%, 03/15/23 ................. 174 182,114
7.75%, 07/01/26 ................. 400 453,000
5.13%, 06/01/29
(b)
................ 725 715,887
DISH Network Corp.
(g)
:
2.38%, 03/15/24 ................. 322 312,139
3.38%, 08/15/26 ................. 524 534,742
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 110,538
Grupo Televisa SAB:
4.63%, 01/30/26 ................. 562 623,925
5.00%, 05/13/45 ................. 1,133 1,352,023
iHeartCommunications, Inc., 8.38%, 05/01/27 34 36,066
ITV plc, 1.38%, 09/26/26 ............ EUR 100 123,896
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. USD 394 424,614
5.13%, 07/15/29 ................. 771 797,021
Liberty Broadband Corp.
(b)(g)
:
1.25%, 09/30/50 ................. 824 829,356
2.75%, 09/30/50 ................. 1,817 1,907,703
Meredith Corp., 6.88%, 02/01/26 ....... 80 83,200
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 128,100
News Corp., 3.88%, 05/15/29
(b)
........ 118 119,180
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 248 256,777
4.25%, 01/15/29 ................. 172 173,075
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 635 657,225
6.50%, 09/15/28 ................. 1,523 1,600,140
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 88 87,299
5.38%, 01/15/31 ................. 219 218,308
Security
Par (000)
Par (000) Value
Media (continued)
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.87%
(a)(k)
.................... EUR 1,650 $ 1,970,375
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 199 195,517
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ................. 4 4,191
4.00%, 07/15/28 ................. 597 614,910
5.50%, 07/01/29 ................. 79 86,086
4.13%, 07/01/30 ................. 214 215,901
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
350 355,841
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,261 1,621,065
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,839 2,281,342
Summer BidCo BV
(j)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 220,473
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 124,189
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 800 841,600
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
822 888,787
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 46 46,929
6.63%, 06/01/27 ................. 254 275,222
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
427 427,982
UPC Holding BV, 3.88%, 06/15/29 ...... EUR 1,400 1,681,803
UPCB Finance VII Ltd., 3.63%, 06/15/29 ... 2,169 2,626,076
Videotron Ltd., 3.63%, 06/15/29
(b)
....... USD 397 404,825
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 500 702,025
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 968 987,360
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 277 283,507
Ziggo BV
(b)
:
5.50%, 01/15/27 ................. 217 225,463
4.88%, 01/15/30 ................. 400 410,000
55,686,611
Metals & Mining — 1.0%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ..................... 1,363 1,469,740
Allegheny Technologies, Inc., 7.88%,
08/15/23
(d)
.................... 50 54,812
ArcelorMittal SA, 1.75%, 11/19/25 ....... EUR 600 751,007
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. USD 94 100,182
6.13%, 02/15/28 ................. 301 322,889
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,564 1,722,355
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 931 958,651
5.63%, 06/15/28 ................. 250 268,125
3.75%, 04/15/29 ................. 730 722,700
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 239 252,444
5.40%, 11/14/34 ................. 34 41,065
5.45%, 03/15/43 ................. 1,512 1,848,148
Glencore Funding LLC, 0.00%, 03/27/25
(g)(h)
. 1,800 1,751,940
GUSAP III LP, 4.25%, 01/21/30 ........ 1,234 1,334,494
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 376 417,360
JSW Steel Ltd.:
5.95%, 04/18/24 ................. 200 213,475
5.38%, 04/04/25 ................. 678 721,773
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 ................. 238 245,884
4.50%, 06/01/31 ................. 123 126,141
KME SE, 6.75%, 02/01/23 ........... EUR 882 967,394

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. USD 57 $ 58,852
7.50%, 07/15/27 ................. 604 655,340
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 780 811,399
4.75%, 01/30/30 ................. 959 1,006,950
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 EUR 1,183 1,438,232
Periama Holdings LLC, 5.95%, 04/19/26 ... USD 1,430 1,552,265
thyssenkrupp AG, 2.88%, 02/22/24 ...... EUR 2,481 2,983,632
TMS International Corp., 6.25%, 04/15/29
(b)
. USD 102 107,100
United States Steel Corp.:
6.25%, 03/15/26 ................. 14 14,431
6.88%, 03/01/29 ................. 255 272,850
Vale Overseas Ltd.:
6.25%, 08/10/26 ................. 874 1,048,145
3.75%, 07/08/30 ................. 660 701,910
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. 1,846 1,745,970
13.88%, 01/21/24 ................ 2,582 2,806,634
8.95%, 03/11/25
(b)
................ 400 392,000
9.25%, 04/23/26 ................. 1,570 1,374,044
Vedanta Resources Ltd.:
7.13%, 05/31/23 ................. 539 498,844
6.13%, 08/09/24 ................. 502 419,735
32,178,912
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 ................ 190 187,359
Starwood Property Trust, Inc., 5.50%, 11/01/23 54 56,565
243,924
Multiline Retail — 0.1%
Falabella SA, 4.38%, 01/27/25 ......... 606 652,321
Future Retail Ltd., 5.60%, 01/22/25 ...... 1,025 754,208
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 657 723,488
Marks & Spencer plc, 4.50%, 07/10/27
(d)
... GBP 1,000 1,479,702
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 377 402,448
4,012,167
Oil, Gas & Consumable Fuels — 3.2%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 479 529,085
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 430 465,561
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 554 619,156
5.75%, 03/01/27 ................. 77 80,080
5.38%, 06/15/29 ................. 226 235,605
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 ................. 146 162,060
5.38%, 03/01/30 ................. 173 176,569
Apache Corp.:
4.88%, 11/15/27 ................. 247 267,499
4.38%, 10/15/28 ................. 60 63,870
4.25%, 01/15/30 ................. 264 278,520
5.10%, 09/01/40 ................. 190 199,025
5.25%, 02/01/42 ................. 123 130,072
4.25%, 01/15/44 ................. 420 410,390
5.35%, 07/01/49 ................. 86 90,515
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 414 572,206
8.25%, 12/31/28 ................. 30 33,000
5.88%, 06/30/29 ................. 418 418,000
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 66 66,495
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(g)
........ GBP 900 1,280,526
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(k)
. 975 1,428,157
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ USD 14 $ 14,508
5.85%, 11/15/43 ................. 161 159,792
5.60%, 10/15/44 ................. 173 167,810
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 40 40,046
6.13%, 10/01/24 ................. 119 117,309
9.00%, 04/01/25
(b)
................ 799 870,910
8.00%, 08/01/28
(b)
................ 618 624,953
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................ 199 203,499
3.25%, 04/01/28
(g)
................ 89 117,089
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 581,393
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 193 207,475
4.00%, 03/01/31
(b)
................ 957 1,000,065
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 1,901 2,005,555
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 19 20,045
5.88%, 02/01/29 ................. 62 67,112
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 325 338,673
6.38%, 06/15/26 ................. 222 231,435
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 563 608,727
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 ................. 115 126,069
5.88%, 07/01/29 ................. 327 339,262
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 ................. 33 34,237
6.75%, 03/01/29 ................. 669 712,639
5.88%, 01/15/30 ................. 293 298,860
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................ 1,135 1,131,311
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 30 31,217
5.75%, 01/15/31
(b)
................ 197 235,908
4.90%, 06/01/44 ................. 179 202,718
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 403 419,922
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(b)
.................... 60 61,575
CrownRock LP, 5.63%, 10/15/25
(b)
...... 903 934,605
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 ................. 221 258,570
6.75%, 09/15/37 ................. 207 248,918
Diamondback Energy, Inc., 4.75%, 05/31/25
(i)
1,525 1,717,065
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 ................. 476 483,297
4.38%, 06/15/31 ................. 615 628,401
Enbridge, Inc.:
4.00%, 10/01/23 ................. 514 548,592
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 392,953
Endeavor Energy Resources LP
(b)
:
5.50%, 01/30/26 ................. 574 596,242
5.75%, 01/30/28 ................. 47 50,114
Energy Transfer LP:
5.88%, 03/01/22 ................. 500 510,696
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 8,118 8,276,301
5.15%, 02/01/43 ................. 150 169,255
5.30%, 04/15/47 ................. 721 843,574
5.00%, 05/15/50 ................. 1,060 1,225,163

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Eni SpA, Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75%
(a)(k)
.......... EUR 850 $ 1,012,927
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ USD 209 220,786
5.38%, 06/01/29 ................. 44 45,919
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 85 89,250
4.15%, 06/01/25 ................. 4 4,189
4.85%, 07/15/26 ................. 126 130,410
5.60%, 04/01/44 ................. 30 27,150
5.05%, 04/01/45 ................. 123 105,780
Enterprise Products Operating LLC:
4.80%, 02/01/49 ................. 320 393,823
3.95%, 01/31/60 ................. 320 356,699
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 301 327,337
4.13%, 12/01/26 ................. 64 65,520
6.50%, 07/01/27
(b)
................ 589 656,735
4.50%, 01/15/29
(b)
................ 420 427,299
4.75%, 01/15/31
(b)
................ 6 6,183
EQT Corp.:
3.13%, 05/15/26
(b)
................ 169 173,176
3.90%, 10/01/27 ................. 164 175,685
5.00%, 01/15/29 ................. 36 40,139
8.50%, 02/01/30
(d)
................ 217 282,731
3.63%, 05/15/31
(b)
................ 108 112,590
Galaxy Pipeline Assets Bidco Ltd.:
2.63%, 03/31/36 ................. 1,527 1,496,460
2.94%, 09/30/40 ................. 2,050 2,024,375
Genesis Energy LP:
5.63%, 06/15/24 ................. 3 3,008
6.50%, 10/01/25 ................. 12 12,120
8.00%, 01/15/27 ................. 554 582,046
7.75%, 02/01/28 ................. 60 62,006
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 69 68,655
Greenko Dutch BV, 3.85%, 03/29/26 ..... 200 205,000
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 200 206,000
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ................. 200 205,250
5.95%, 07/29/26 ................. 5,015 5,403,036
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 116 125,976
Hess Corp., 5.80%, 04/01/47 .......... 3,200 4,169,697
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
.................... 68 71,315
Hilcorp Energy I LP, 5.75%, 02/01/29
(b)
.... 252 262,710
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 .. 256 268,528
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 442 464,175
India Green Energy Holdings, 5.38%, 04/29/24 680 712,088
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
.................... 653 682,385
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 376 383,050
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 633,750
Matador Resources Co., 5.88%, 09/15/26 .. 945 973,350
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 . 650 707,809
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ..................... 680 712,853
MEG Energy Corp., 7.13%, 02/01/27
(b)
.... 70 74,573
Mongolian Mining Corp.:
9.25%, 04/15/24 ................. 4,707 4,344,561
9.25%, 04/15/24
(b)
................ 340 313,820
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 135 138,544
6.37%, 12/01/42
(d)
................ 16 15,846
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
USD 1,550 $ 1,591,385
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 1,295 1,325,756
6.50%, 09/30/26 ................. 1,468 1,500,003
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
343 360,150
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 174,521
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
549 591,548
NuStar Logistics LP:
5.75%, 10/01/25 ................. 43 46,763
6.00%, 06/01/26 ................. 162 175,770
6.38%, 10/01/30 ................. 47 51,930
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 118 132,925
2.90%, 08/15/24 ................. 599 612,477
5.50%, 12/01/25 ................. 299 330,401
5.55%, 03/15/26 ................. 108 119,340
3.40%, 04/15/26 ................. 129 131,903
3.20%, 08/15/26 ................. 19 19,142
3.00%, 02/15/27 ................. 6 5,955
8.88%, 07/15/30 ................. 72 96,292
6.13%, 01/01/31 ................. 220 258,837
4.30%, 08/15/39 ................. 582 555,810
6.20%, 03/15/40 ................. 687 776,805
4.50%, 07/15/44 ................. 212 204,050
6.60%, 03/15/46 ................. 26 30,906
4.40%, 04/15/46 ................. 502 482,171
4.10%, 02/15/47 ................. 95 88,456
4.20%, 03/15/48 ................. 465 434,775
4.40%, 08/15/49 ................. 127 121,920
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 31 34,935
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 72 95,595
6.50%, 08/15/34 ................. 46 60,725
Parkland Corp.
(b)
:
5.88%, 07/15/27 ................. 147 156,683
4.50%, 10/01/29 ................. 97 98,570
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 1,360 1,370,050
PDC Energy, Inc.:
1.13%, 09/15/21
(g)
................ 445 441,117
6.13%, 09/15/24 ................. 38 38,863
6.25%, 12/01/25 ................. 38 39,330
Qatar Petroleum:
3.13%, 07/12/41 ................. 900 896,679
3.30%, 07/12/51 ................. 825 825,000
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,353,000
Range Resources Corp.:
4.88%, 05/15/25 ................. 101 104,535
9.25%, 02/01/26 ................. 25 27,563
8.25%, 01/15/29
(b)
................ 305 343,887
Reliance Industries Ltd.:
4.13%, 01/28/25 ................. 750 815,297
3.67%, 11/30/27 ................. 412 448,513
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 1,148 1,222,477
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................ 200 209,912
6.67%, 03/12/24 ................. 2,151 2,257,609
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
..................... EUR 200 253,706
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
..................... 2,311 3,014,054
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 400 517,898
Rubis Terminal Infra SAS, 5.63%, 05/15/25 . 1,381 1,723,671
SA Global Sukuk Ltd., 2.69%, 06/17/31 ... USD 900 908,325

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
10.00%, 01/15/25
(b)
............... USD 1,305 $ 1,472,484
5.63%, 06/01/25 ................. 24 23,760
6.75%, 09/15/26 ................. 41 41,718
6.63%, 01/15/27 ................. 61 62,677
6.50%, 07/15/28 ................. 212 217,830
Southwestern Energy Co.:
6.45%, 01/23/25
(d)
................ 132 146,124
7.50%, 04/01/26 ................. 74 78,348
8.38%, 09/15/28 ................. 141 159,330
Sunoco LP:
6.00%, 04/15/27 ................. 25 26,144
5.88%, 03/15/28 ................. 36 38,250
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 ................. 170 186,150
6.00%, 12/31/30 ................. 365 379,461
Targa Resources Partners LP:
5.38%, 02/01/27 ................. 15 15,619
6.50%, 07/15/27 ................. 36 39,014
6.88%, 01/15/29 ................. 394 443,892
5.50%, 03/01/30 ................. 986 1,084,265
4.88%, 02/01/31
(b)
................ 33 35,722
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 38,918
Thaioil Treasury Center Co. Ltd., 3.75%,
06/18/50 ..................... 1,185 1,119,292
UGI International LLC, 3.25%, 11/01/25 ... EUR 200 242,154
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
USD 753 792,533
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
112 116,672
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 38 41,040
5.45%, 04/01/44 ................. 337 363,118
5.30%, 03/01/48 ................. 154 164,010
5.50%, 08/15/48 ................. 87 94,690
6.50%, 02/01/50
(d)
................ 1,101 1,274,776
101,513,541
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 1,275 1,332,375
Personal Products — 0.3%
Coty, Inc.:
4.00%, 04/15/23 ................. EUR 2,650 3,114,630
3.88%, 04/15/26 ................. 2,120 2,523,191
4.75%, 04/15/26 ................. 800 923,426
5.00%, 04/15/26
(b)
................ USD 116 117,622
6.50%, 04/15/26
(b)
................ 100 101,305
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
87 92,220
Ontex Group NV, 3.50%, 07/15/26 ...... EUR 852 1,008,996
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... USD 239 230,426
8,111,816
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc.
(b)
:
7.00%, 01/15/28 ................. 599 616,970
5.00%, 01/30/28 ................. 15 14,231
4.88%, 06/01/28 ................. 946 968,231
5.00%, 02/15/29 ................. 832 775,840
6.25%, 02/15/29 ................. 356 352,102
7.25%, 05/30/29 ................. 504 515,043
5.25%, 01/30/30 ................. 115 106,950
5.25%, 02/15/31 ................. 136 126,949
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................ 56 58,518
2.38%, 03/01/28 ................. EUR 910 1,081,190
3.13%, 02/15/29
(b)
................ USD 171 165,593
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ................. EUR 396 $ 474,200
4.38%, 01/15/28 ................. 1,587 1,954,704
5.50%, 01/15/28
(b)
................ USD 275 281,875
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
28 32,768
Endo DAC, 9.50%, 07/31/27
(b)
......... 503 513,060
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 457 447,860
Gruenenthal GmbH:
3.63%, 11/15/26 ................. EUR 687 837,283
4.13%, 05/15/28 ................. 389 475,463
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 629 652,147
Luye Pharma Group Ltd., 1.50%, 07/09/24
(g)
1,500 1,562,461
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 1,500 1,784,850
7.25%, 09/30/25 ................. 300 365,134
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 1,002 1,179,455
Organon & Co.:
2.88%, 04/30/28 ................. 915 1,099,880
4.13%, 04/30/28
(b)
................ USD 1,308 1,333,898
5.13%, 04/30/31
(b)
................ 944 972,509
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 228 239,400
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
1,506 1,539,629
Rossini SARL, 6.75%, 10/30/25 ........ EUR 1,467 1,821,352
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. 1,850 2,364,741
4.50%, 03/01/25 ................. 200 244,680
1.88%, 03/31/27 ................. 500 542,592
1.63%, 10/15/28 ................. 100 104,405
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 200 219,500
25,825,463
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 150 151,060
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 65 68,085
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 404 400,465
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 510 540,600
10.25%, 02/15/27 ................ 891 983,869
House of Finance NV (The), 4.38%, 07/15/26 EUR 1,500 1,805,304
Intertrust Group BV, 3.38%, 11/15/25 ..... 1,000 1,209,465
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 ................. USD 113 118,650
5.00%, 06/15/28 ................. 613 664,443
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 229 229,000
La Financiere Atalian SASU:
5.13%, 05/15/25 ................. EUR 512 610,140
6.63%, 05/15/25 ................. GBP 1,000 1,386,758
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 124 130,045
8,297,884
Real Estate Management & Development — 7.4%
ADLER Group SA:
2.75%, 11/13/26 ................. EUR 2,100 2,518,088
2.25%, 01/14/29 ................. 900 1,033,826
Aedas Homes Opco SLU, 4.00%, 08/15/26 . 529 641,375
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(k)
.................... USD 4,100 4,148,175

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(k)
.................... USD 677 $ 690,667
5.75%, 01/02/25 ................. 485 488,638
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(k)
.................... 516 521,579
6.05%, 10/13/25 ................. 1,060 1,075,105
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(j)
....... 184 160,023
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(k)
............... EUR 800 985,358
Canary Wharf Group Investment Holdings plc:
1.75%, 04/07/26 ................. 2,250 2,685,746
3.38%, 04/23/28 ................. GBP 1,475 2,058,227
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29 ................. USD 920 1,001,363
5.15%, 01/29/50 ................. 962 1,100,528
Central China Real Estate Ltd.:
6.88%, 08/08/22 ................. 200 195,000
7.25%, 04/24/23 ................. 1,800 1,692,000
7.65%, 08/27/23 ................. 910 853,125
7.90%, 11/07/23 ................. 1,200 1,122,000
7.25%, 07/16/24 ................. 280 242,952
CFLD Cayman Investment Ltd.
(e)(l)
:
8.63%, 02/28/21 ................. 200 69,850
6.92%, 06/16/22 ................. 200 69,413
8.75%, 09/28/22 ................. 603 210,975
6.90%, 01/13/23 ................. 1,000 350,187
8.60%, 04/08/24 ................. 200 69,850
China Aoyuan Group Ltd.:
8.50%, 01/23/22 ................. 200 200,000
5.38%, 09/13/22 ................. 207 199,869
7.95%, 02/19/23 ................. 257 253,787
6.35%, 02/08/24 ................. 4,094 3,848,360
5.98%, 08/18/25 ................. 705 622,163
6.20%, 03/24/26 ................. 779 677,146
China Evergrande Group:
8.25%, 03/23/22 ................. 682 581,533
9.50%, 04/11/22 ................. 682 581,107
11.50%, 01/22/23 ................ 2,133 1,695,468
10.00%, 04/11/23 ................ 3,681 2,808,603
12.00%, 01/22/24 ................ 1,270 946,388
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30 ................ 678 673,678
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26 ....... 550 550,000
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ................. 600 616,237
7.38%, 04/09/24 ................. 1,592 1,644,536
5.95%, 09/29/24 ................. 890 892,225
7.00%, 05/02/25 ................. 1,835 1,859,461
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ................. 1,008 1,057,329
6.45%, 11/07/24 ................. 480 507,000
6.00%, 07/16/25 ................. 673 707,407
5.95%, 10/20/25 ................. 200 211,537
5.25%, 05/13/26 ................. 2,190 2,252,689
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... 1,300 1,306,338
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ................. 200 211,662
6.15%, 09/17/25 ................. 200 219,000
3.13%, 10/22/25 ................. 1,305 1,308,262
7.25%, 04/08/26 ................. 300 332,494
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
2.70%, 07/12/26 ................. USD 735 $ 725,629
4.80%, 08/06/30 ................. 400 416,700
3.30%, 01/12/31 ................. 1,478 1,390,983
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 231 249,124
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................ EUR 2,100 2,425,582
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 600 593,925
12.38%, 11/18/22 ................ 541 547,086
5.88%, 02/13/23 ................. 684 616,435
8.13%, 02/27/23 ................. 400 372,325
11.75%, 08/02/23 ................ 335 328,258
8.63%, 02/27/24 ................. 519 458,601
11.63%, 09/03/24 ................ 1,135 1,071,156
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(k)
.......... 950 969,475
ESR Cayman Ltd., 1.50%, 09/30/25
(g)
.... 700 752,150
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................ 200 198,912
11.75%, 04/17/22 ................ 1,650 1,548,525
7.95%, 07/05/22 ................. 750 663,891
12.25%, 10/18/22 ................ 755 685,540
10.88%, 01/09/23 ................ 1,192 1,061,104
11.88%, 06/01/23 ................ 1,065 935,403
9.25%, 07/28/23 ................. 1,619 1,320,294
9.88%, 10/19/23 ................. 3,164 2,574,309
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
..... EUR 1,900 2,231,180
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,433 1,513,535
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 99 99,896
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 ................. 200 203,413
5.95%, 01/23/25 ................. 479 496,603
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(k)
.................... 2,100 2,102,625
Heimstaden Bostad AB
(a)(k)
:
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 825 1,011,465
(EUR Swap Annual 5 Year + 3.15%), 2.62% 2,750 3,219,231
(EUR Swap Annual 5 Year + 3.27%), 3.00% 1,550 1,834,163
Hong Seng Ltd., 9.88%, 08/27/22 ....... USD 800 808,900
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... 1,025 1,038,325
Howard Hughes Corp. (The)
(b)
:
4.13%, 02/01/29 ................. 295 295,006
4.38%, 02/01/31 ................. 520 518,118
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(l)
1,500 790,781
Jingrui Holdings Ltd., 10.88%, 10/04/21 ... 1,800 1,785,150
Kaisa Group Holdings Ltd.:
11.95%, 10/22/22 ................ 3,200 3,294,600
11.50%, 01/30/23 ................ 2,379 2,405,466
10.88%, 07/23/23 ................ 1,128 1,128,916
9.75%, 09/28/23 ................. 681 668,572
11.95%, 11/12/23 ................ 932 953,436
9.38%, 06/30/24 ................. 2,072 1,950,788
11.25%, 04/16/25 ................ 780 740,903
9.95%, 07/23/25 ................. 457 411,529
11.70%, 11/11/25 ................ 1,990 1,871,177
KWG Group Holdings Ltd.:
7.88%, 09/01/23 ................. 932 953,669
7.40%, 03/05/24 ................. 683 712,369
5.88%, 11/10/24 ................. 682 686,390
6.30%, 02/13/26 ................. 2,300 2,249,400

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.00%, 08/14/26 ................. USD 1,350 $ 1,292,625
Logan Group Co. Ltd.:
6.50%, 07/16/23 ................. 200 204,600
6.90%, 06/09/24 ................. 811 853,730
5.75%, 01/14/25 ................. 1,022 1,059,239
5.25%, 10/19/25 ................. 970 995,947
4.70%, 07/06/26 ................. 1,500 1,496,250
4.85%, 12/14/26 ................. 840 841,470
MAF Sukuk Ltd., 4.64%, 05/14/29 ....... 588 660,324
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................ 1,329 1,332,323
11.80%, 02/26/22 ................ 1,800 1,769,400
9.80%, 04/11/23 ................. 2,647 2,387,759
New Metro Global Ltd.:
7.50%, 12/16/21 ................. 1,095 1,112,794
6.80%, 08/05/23 ................. 810 843,058
4.80%, 12/15/24 ................. 1,995 2,005,349
4.63%, 10/15/25 ................. 1,500 1,477,031
NWD MTN Ltd., 4.13%, 07/18/29 ....... 1,200 1,247,850
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 ................. 750 778,125
6.95%, 07/23/23 ................. 1,300 1,343,306
6.25%, 08/10/24 ................. 2,120 2,192,610
5.95%, 04/30/25 ................. 1,415 1,457,450
4.90%, 05/13/26 ................. 510 496,775
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 149 161,620
5.75%, 01/15/29 ................. 392 409,793
Redco Properties Group Ltd.:
8.50%, 08/19/21 ................. 700 700,192
9.90%, 02/17/24 ................. 1,110 1,071,150
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ................. 2,400 2,425,200
10.50%, 10/03/22 ................ 200 203,725
9.70%, 04/16/23 ................. 2,334 2,368,280
7.30%, 01/13/25 ................. 684 632,401
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ................. 676 717,532
5.90%, 03/05/25 ................. 854 885,385
6.00%, 09/04/25 ................. 682 708,427
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 1,502 1,509,510
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................ 460 462,156
5.50%, 02/01/22 ................. 1,650 1,612,846
10.50%, 03/01/22 ................ 200 201,850
8.95%, 01/22/23 ................. 200 197,788
8.10%, 06/09/23 ................. 200 193,725
7.35%, 12/15/23 ................. 2,157 2,038,769
6.75%, 08/05/24 ................. 1,895 1,739,018
7.10%, 01/25/25 ................. 600 536,550
Scenery Journey Ltd.:
11.50%, 10/24/22 ................ 3,547 2,838,043
13.00%, 11/06/22 ................ 1,356 1,105,818
12.00%, 10/24/23 ................ 1,022 805,656
13.75%, 11/06/23 ................ 750 592,969
Seazen Group Ltd.:
6.45%, 06/11/22 ................. 1,307 1,331,098
6.00%, 08/12/24 ................. 1,599 1,658,962
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ................. 2,901 3,049,676
4.60%, 07/13/30 ................. 423 428,288
3.45%, 01/11/31 ................. 3,950 3,673,500
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ................. 200 205,437
6.15%, 08/24/24 ................. 683 708,613
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.50%, 03/03/25 ................. USD 825 $ 834,281
5.50%, 06/29/26 ................. 1,210 1,214,040
Sinic Holdings Group Co. Ltd., 8.50%, 01/24/22 1,100 1,000,984
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.26%), 4.90%
(a)(k)
.... 408 354,909
Sino-Ocean Land Treasure IV Ltd.:
3.25%, 05/05/26 ................. 1,235 1,230,369
4.75%, 08/05/29 ................. 1,060 1,076,430
Summit Properties Ltd., 2.00%, 01/31/25 .. EUR 1,000 1,176,857
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ................. USD 200 204,913
7.95%, 10/11/23 ................. 683 704,515
7.50%, 02/01/24 ................. 950 970,959
5.95%, 04/26/24 ................. 1,420 1,391,600
6.65%, 08/03/24 ................. 2,338 2,346,475
6.50%, 01/10/25 ................. 682 667,644
7.00%, 07/09/25 ................. 3,045 2,992,322
6.50%, 01/26/26 ................. 775 745,937
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 ................. 200 206,413
6.75%, 10/31/26 ................. 200 196,225
Times China Holdings Ltd.:
6.75%, 07/16/23 ................. 322 330,110
5.55%, 06/04/24 ................. 665 665,000
6.75%, 07/08/25 ................. 3,950 4,006,288
6.20%, 03/22/26 ................. 2,398 2,357,983
5.75%, 01/14/27 ................. 1,200 1,140,000
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 55 84,062
Series N, 6.46%, 03/30/32
(d)
......... 300 502,133
Vanke Real Estate Hong Kong Co. Ltd., 3.50%,
11/12/29 ..................... USD 1,166 1,207,757
Wanda Group Overseas Ltd., 7.50%, 07/24/22 780 750,653
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ..................... 619 618,342
Wanda Properties Overseas Ltd.:
7.25%, 04/28/22 ................. 1,500 1,505,156
6.88%, 07/23/23 ................. 4,493 4,436,276
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ 683 688,464
9.25%, 04/15/23 ................. 754 745,894
8.25%, 11/25/23 ................. 680 658,240
7.50%, 04/15/24 ................. 1,687 1,622,472
7.88%, 09/04/24 ................. 1,315 1,215,964
7.50%, 02/17/25 ................. 1,275 1,147,102
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ................. 200 207,038
6.80%, 02/27/24 ................. 483 506,486
5.13%, 05/20/26 ................. 1,500 1,529,531
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 ................. 200 199,187
6.00%, 01/25/22 ................. 517 504,333
8.50%, 02/04/23 ................. 1,200 1,131,900
6.00%, 10/25/23 ................. 2,565 2,247,261
8.50%, 02/26/24 ................. 551 502,099
8.38%, 10/30/24 ................. 682 607,321
7.70%, 02/20/25 ................. 2,400 2,047,200
8.30%, 05/27/25 ................. 2,700 2,293,819
7.38%, 01/13/26 ................. 750 588,750
7.85%, 08/12/26 ................. 1,800 1,421,213
6.35%, 01/13/27 ................. 200 154,287
Zhenro Properties Group Ltd.:
9.80%, 08/20/21 ................. 340 341,551
8.70%, 08/03/22 ................. 1,400 1,431,500

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.15%, 05/06/23 ................. USD 485 $ 503,127
8.30%, 09/15/23 ................. 1,804 1,844,364
7.88%, 04/14/24 ................. 969 967,062
7.10%, 09/10/24 ................. 1,335 1,281,600
7.35%, 02/05/25 ................. 1,391 1,331,709
6.63%, 01/07/26 ................. 705 636,615
6.70%, 08/04/26 ................. 1,200 1,068,000
231,994,056
Road & Rail — 0.3%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
100 104,125
EC Finance plc, 2.38%, 11/15/22 ....... EUR 1,573 1,837,207
Loxam SAS:
4.25%, 04/15/24 ................. 1,100 1,315,547
3.25%, 01/14/25 ................. 500 596,907
3.75%, 07/15/26 ................. 1,200 1,454,204
5.75%, 07/15/27 ................. 800 986,544
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(k)
............... GBP 600 862,142
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 291 303,731
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 620 669,104
0.00%, 12/15/25
(g)(h)
............... 343 347,802
7.50%, 09/15/27 ................. 703 772,583
6.25%, 01/15/28 ................. 587 631,735
Union Pacific Corp., 3.75%, 02/05/70 ..... 175 192,896
10,074,527
Semiconductors & Semiconductor Equipment — 0.5%
ams AG:
0.00%, 03/05/25
(g)(h)
............... EUR 2,200 2,239,161
6.00%, 07/31/25 ................. 1,000 1,269,345
2.13%, 11/03/27
(g)
................ 100 116,146
Broadcom, Inc., 3.75%, 02/15/51
(b)
...... USD 1,980 2,066,940
Entegris, Inc.
(b)
:
4.38%, 04/15/28 ................. 156 162,825
3.63%, 05/01/29 ................. 92 93,150
Infineon Technologies AG
(a)(k)
:
(EUR Swap Annual 5 Year + 3.39%), 2.87% EUR 900 1,120,533
(EUR Swap Annual 5 Year + 4.00%), 3.63% 600 781,824
KLA Corp., 3.30%, 03/01/50 .......... USD 560 592,553
Microchip Technology, Inc.:
1.63%, 02/15/25
(g)
................ 69 227,486
4.25%, 09/01/25 ................. 521 546,980
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
375 386,302
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 182 182,910
TSMC Global Ltd.:
1.75%, 04/23/28 ................. 3,050 3,048,445
2.25%, 04/23/31 ................. 2,250 2,262,968
15,097,568
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 303 317,771
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 741 754,283
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ................. EUR 2,000 2,515,521
7.13%, 10/02/25
(b)
................ USD 283 302,810
9.13%, 03/01/26
(b)
................ 669 706,143
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
.......... EUR 1,053 1,248,005
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. USD 324 329,832
4.25%, 01/31/26 ................. 712 745,820
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 208 217,620
Castle US Holding Corp., 9.50%, 02/15/28
(b)
256 266,880
Security
Par (000)
Par (000) Value
Software (continued)
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)
.......... EUR 1,080 $ 1,296,618
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... USD 1,122 1,140,233
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 ................. 411 414,744
4.88%, 06/30/29 ................. 565 579,831
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 274 274,260
Elastic NV, 4.13%, 07/15/29
(b)
......... 329 331,468
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 130 134,376
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 195,764
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 350 350,000
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 197,940
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
234 238,633
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 8,791,942
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 174 179,742
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 390 386,989
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,294 1,371,252
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 1,172 1,220,345
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
337 334,894
24,843,716
Specialty Retail — 0.8%
Ambience Merger Sub, Inc., 7.13%, 07/15/29
(b)
85 85,850
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 121 124,328
4.75%, 03/01/30 ................. 119 124,355
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(j)
. 128 131,200
Carvana Co., 5.50%, 04/15/27
(b)
........ 276 285,033
Dufry One BV:
2.50%, 10/15/24 ................. EUR 500 590,033
0.75%, 03/30/26
(g)
................ CHF 1,200 1,275,145
2.00%, 02/15/27 ................. EUR 100 111,759
eG Global Finance plc:
4.38%, 02/07/25 ................. 389 454,626
6.75%, 02/07/25
(b)
................ USD 2,144 2,216,821
6.25%, 10/30/25 ................. EUR 2,768 3,360,927
8.50%, 10/30/25
(b)
................ USD 200 211,500
6.25%, 03/30/26 ................. GBP 1,275 1,768,117
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... USD 164 189,781
Goldstory SASU, 5.38%, 03/01/26 ...... EUR 1,615 1,958,073
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 44,770
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 225 225,844
JMH Co. Ltd., 2.50%, 04/09/31 ........ 2,300 2,331,658
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 161,160
L Brands, Inc.:
6.63%, 10/01/30
(b)
................ 177 204,877
6.88%, 11/01/35 ................. 295 373,544
6.75%, 07/01/36 ................. 8 10,020
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 694 699,344
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 210 215,250
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 144 149,263
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 300 378,263
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... USD 109 114,690
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 75 75,468
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 ................. 324 336,555
7.75%, 02/15/29 ................. 1,598 1,761,795
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 353 369,667

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. USD 478 $ 488,755
6.13%, 07/01/29 ................. 378 389,004
Staples, Inc.
(b)
:
7.50%, 04/15/26 ................. 1,885 1,952,360
10.75%, 04/15/27 ................ 190 193,164
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 500 582,363
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 300 351,222
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
.. USD 173 173,000
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,060 1,134,465
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 199 205,897
25,809,946
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 146 161,878
Hurricane Finance plc, 8.00%, 10/15/25 ... GBP 230 346,316
NCR Corp.
(b)
:
5.00%, 10/01/28 ................. USD 253 261,620
5.13%, 04/15/29 ................. 361 372,281
6.13%, 09/01/29 ................. 29 31,610
5.25%, 10/01/30 ................. 130 134,875
Xerox Corp., 4.80%, 03/01/35 ......... 144 144,540
1,453,120
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL:
5.25%, 04/30/29 ................. EUR 855 1,036,627
Crocs, Inc., 4.25%, 03/15/29
(b)
......... USD 148 150,960
Delta Merlin Dunia Tekstil PT:
Series A, 2.50%, 06/26/28
(d)
......... 300 35,212
Series B, 0.00%, 06/26/32
(h)
......... 300 8,869
European TopSoho SARL, 4.00%, 09/21/21
(e)(g)
(l)
......................... EUR 500 525,447
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... USD 9 9,529
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 105 104,391
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 955 190,702
PVH Corp., 3.13%, 12/15/27 .......... EUR 500 672,907
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. USD 34 35,972
5.63%, 03/15/27 ................. 44 46,297
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
88 93,621
2,910,534
Thrifts & Mortgage Finance — 0.2%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 200 255,881
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 749 825,548
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 413 385,122
Jerrold Finco plc, 5.25%, 01/15/27 ...... GBP 674 962,897
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 ................. USD 230 229,674
4.75%, 06/15/29 ................. 150 150,000
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 166,420
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ................. 551 555,480
5.13%, 12/15/30 ................. 475 472,625
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(k)
............... GBP 739 1,124,485
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... USD 87 86,980
5,215,112
Tobacco — 0.0%
Altria Group, Inc.:
4.40%, 02/14/26 ................. 63 71,281
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.95%, 02/14/49 ................. USD 485 $ 620,182
Imperial Brands Finance plc, 2.13%, 02/12/27 EUR 100 126,958
818,421
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 132,599
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
96 95,755
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 144 154,980
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 133 138,154
9.75%, 08/01/27 ................. 59 68,219
5.50%, 05/01/28 ................. 477 496,676
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 183 181,170
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 67 65,928
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 353 372,140
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 741 762,304
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 12,049
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 474 512,252
7.25%, 06/15/28 ................. 415 462,247
3,454,473
Transportation Infrastructure — 0.4%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 1,000 1,225,769
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 USD 1,100 1,112,100
Atlantia SpA:
1.88%, 07/13/27 ................. EUR 100 122,666
1.88%, 02/12/28 ................. 921 1,121,569
Autostrade per l'Italia SpA:
2.00%, 12/04/28 ................. 882 1,088,188
2.00%, 01/15/30 ................. 2,847 3,485,544
DP World Crescent Ltd., 3.75%, 01/30/30 .. USD 630 678,038
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... EUR 1,000 1,240,769
Getlink SE, 3.50%, 10/30/25 .......... 2,000 2,460,431
12,535,074
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... USD 101 107,060
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 2,197 3,109,588
3,216,648
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 2,566 2,713,545
Digicel International Finance Ltd., 8.75%,
05/25/24
(b)
.................... 200 207,937
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 ................ 1,116 1,233,041
Globe Telecom, Inc., 3.00%, 07/23/35 .... 370 342,551
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 201 225,156
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
......... 663 635,567
Matterhorn Telecom SA, 4.00%, 11/15/27 .. EUR 1,450 1,764,408
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... USD 4,131 4,172,723
2.13%, 07/06/24 ................. EUR 968 1,147,806
4.50%, 04/20/25 ................. 300 385,461
4.75%, 07/30/25 ................. 2,085 2,719,518
3.13%, 09/19/25 ................. 1,500 1,831,984

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.88%, 01/06/27 ................. EUR 1,235 $ 1,464,005
5.00%, 04/15/28 ................. 1,200 1,591,713
4.63%, 07/06/28 ................. USD 1,500 1,500,000
3.38%, 07/06/29 ................. EUR 797 945,043
4.00%, 09/19/29 ................. 1,719 2,149,351
5.25%, 07/06/31 ................. USD 1,500 1,500,000
Sprint Corp., 7.63%, 03/01/26 ......... 477 581,940
Telefonica Europe BV
(a)(k)
:
(EUR Swap Annual 6 Year + 4.11%), 4.37% EUR 500 643,157
(EUR Swap Annual 8 Year + 2.97%), 3.87% 3,800 4,846,483
T-Mobile USA, Inc.:
2.63%, 02/15/29 ................. USD 97 95,787
2.88%, 02/15/31 ................. 454 450,595
3.50%, 04/15/31
(b)
................ 719 743,842
3.50%, 04/15/31 ................. 353 365,196
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ................. GBP 1,400 1,913,547
4.50%, 07/15/31 ................. 1,939 2,692,519
4.75%, 07/15/31
(b)
................ USD 610 619,150
Vodafone Group plc:
2.50%, 05/24/39 ................. EUR 100 138,251
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. 3,068 4,083,521
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ 1,400 1,705,765
45,409,562
Total Corporate Bonds — 45.2%
(Cost: $1,391,341,613) ........................... 1,418,830,977
Floating Rate Loan Interests — 26.9%
Aerospace & Defense — 0.9%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(m)
................... USD 7,020 7,037,086
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(m)
................... 1,428 1,431,272
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 10/30/26 .... 210 210,454
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 ................. 2,741 2,667,713
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 ................. 1,473 1,434,167
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(m)
..................... 9,778 9,797,876
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(c)
2,200 2,244,000
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 283 284,367
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ..... 3,180 3,130,491
28,237,426
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(a)
................ 395 394,384
Airlines — 0.7%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
..................... 3,877 4,038,865
American Airlines, Inc., Term Loan B:
 04/28/23
(m)
..................... 7,596 7,404,168
Security
Par (000)
Par (000) Value
Airlines (continued)
(LIBOR USD 1 Month + 2.00%),
2.07%, 12/15/23 ............... USD 1,065 $ 1,037,936
Kestrel Bidco, Inc., Term Loan, 12/11/26
(m)
.. 4,971 4,871,471
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 5,162 5,225,143
22,577,583
Auto Components — 0.5%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.60%
,
 04/10/28 ..... 1,010 1,009,687
Clarios Global LP, 1st Lien Term Loan:
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ............... EUR 1,000 1,176,264
(LIBOR USD 1 Month + 3.25%),
3.35%, 04/30/26 ............... USD 7,749 7,671,979
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ..... 2,352 2,350,929
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(m)
..................... 4,056 4,003,401
16,212,260
Automobiles — 0.1%
(a)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38 ..... 3,719 3,717,579
Majordrive Holdings IV LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/01/28 ................. 743 743,230
4,460,809
Building Products — 0.5%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25
(c)
................ 56 55,580
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 286 285,641
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 . 4,020 4,006,941
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,357 1,354,752
LBM Acquisition LLC, Delayed Draw Term
Loan, 0.00%
,
 12/17/27 ............. 295 292,749
LBM Acquisition LLC, Term Loan B2,
0.00%
,
 12/17/27 ................. 591 585,498
LSF10 XL Bidco SCA, Facility Term Loan B4,
04/12/28
(m)
..................... EUR 2,000 2,360,141
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. USD 245 244,924
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... 4,711 4,708,617
13,894,843
Capital Markets — 0.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(m)
..................... 1,489 1,490,920
Focus Financial Partners LLC, Delayed Draw
Term Loan, 0.00%
,
 06/23/28 ......... 326 324,577
Focus Financial Partners LLC, Term Loan,
0.00%
,
 01/01/28 ................. 1,412 1,406,501
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(c)
... 142 141,047
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26 523 520,470

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(m)
.......... USD 3,755 $ 3,419,347
7,302,862
Chemicals — 0.8%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 4,855 4,827,715
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 312 312,998
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 2,144 2,172,878
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 398 396,884
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24
(c)
................ 368 364,041
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 1,086 1,083,796
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.85%
,
 03/30/26 68 68,382
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 342 341,548
Lonza Group AG, Term Loan B, 04/28/28
(m)
. 888 888,480
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 ................. 2,365 2,349,242
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 ................. 1,530 1,518,359
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 3,231 3,207,750
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84% - 5.00%
,
 10/01/25 71 70,169
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 ................. 2,390 2,375,159
PQ Corp., Term Loan, 06/09/28
(m)
........ 2,414 2,411,996
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 ................. 1,347 1,348,874
Sparta US HoldCo LLC, Term Loan, 04/28/28
(m)
1,100 1,100,341
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28
(c)
.... 751 747,245
25,585,857
Commercial Services & Supplies — 1.0%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. 2,958 2,965,718
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 04/06/28 ................. 814 809,483
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 09/07/27 534 531,888
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(m)
............. 6,567 6,455,034
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ..... 1,930 1,918,087
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 .... USD 202 $ 200,356
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 245 244,663
Harland Clarke Holdings Corp., Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.75%
,
 11/03/23 ................. 187 167,187
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 ................. 641 631,674
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(m)
........... 2,354 2,351,280
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 ................. 2,085 2,007,635
Tempo Acquisition LLC, Term Loan, 11/02/26
(m)
9,270 9,279,997
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,008 1,010,831
Valeo Foods Ltd., Facility Term Loan
B, (EURIBOR 6 Month + 3.50%),
3.50%
,
 08/27/27 ................. EUR 2,000 2,364,836
30,938,669
Construction & Engineering — 0.3%
(a)(m)
Pike Corp., Term Loan, 01/21/28 ........ USD 2,145 2,139,031
SRS Distribution, Inc., Term Loan, 06/02/28 . 5,641 5,634,738
USIC Holdings, Inc., 1st Lien Term Loan,
05/12/28 ...................... 1,861 1,855,947
9,629,716
Construction Materials — 0.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ........... 3,525 3,497,269
Core & Main LP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.75%
,
 08/01/24 ..... 1,898 1,894,924
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 507 506,893
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 1,358 1,348,724
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.10% -
3.19%
,
 05/29/26 ................. 671 668,495
7,916,305
Containers & Packaging — 0.7%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(m)
................. 6,037 6,045,037
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 3,062 3,047,321
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(c)(m)
.................... 2,807 2,821,000
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(m)
................. 4,932 4,809,936
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 02/05/23 1,359 1,355,295
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 260 258,281
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 07/31/26 2,026 2,023,720

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27 .... USD 810 $ 808,918
21,169,508
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(a)
646 646,671
Diversified Consumer Services — 0.7%
(a)
APX Group, Inc., Term Loan, (LIBOR USD 3
Month + 4.00%), 7.25%
,
 12/31/25 ..... 841 841,934
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 469 469,452
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 ................. 1,270 1,265,414
Frontdoor, Inc., Term Loan B, 06/17/28
(m)
... 764 764,000
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(m)
..................... 4,473 4,355,358
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 4,905 5,234,420
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 892 879,738
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.60% -
5.69%
,
 08/04/25
(c)
................ 337 316,882
Sotheby's, Term Loan, 01/15/27
(m)
........ 3,325 3,340,568
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ................. EUR 2,000 2,363,295
Vocus Group Ltd., Term Loan, 05/26/28
(c)(m)
. USD 782 782,000
20,613,061
Diversified Financial Services — 2.3%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 1,369 1,372,114
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 ................. 3,704 3,710,047
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
1,084 1,082,369
AqGen Ascensus, Inc., Term Loan, 05/19/28
(m)
3,636 3,624,656
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 490 486,588
Belron Group SA, Term Loan:
(EURIBOR 3 Month + 2.75%),
2.75%, 04/13/28 ............... EUR 2,000 2,349,753
(LIBOR USD 3 Month + 2.75%),
3.25%, 04/13/28 ............... USD 2,536 2,530,313
Connect Finco SARL, Term Loan, 12/11/26
(m)
10,030 10,036,302
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(m)
................. 8,002 8,032,243
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(m)
..................... 5,353 5,363,064
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 186,070
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 5,939 5,952,211
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 ................. 1,493 1,463,012
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
INEOS Styrolution Group Gmbh, Term
Loan B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 01/29/26 ................. EUR 3,000 $ 3,526,124
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
..................... USD 1,933 1,918,547
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
............. 64 63,520
Lealand Finance Co., BV, Term Loan,
06/28/24
(c)(m)
.................... 17 10,299
Lealand Finance Co., BV, Term Loan,
06/30/25
(m)
..................... 112 49,532
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 634 634,705
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
................. 61 60,666
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 314 313,885
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28
(c)
................ 1,490 1,493,991
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.60% -
2.61%
,
 01/23/25 ................. 1,909 1,841,712
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 1,087 1,082,022
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 ................. 379 397,163
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.07%
,
 01/31/29 ................. 425 422,025
Veritas US, Inc., Term Loan B, 09/01/25
(m)
.. 7,365 7,403,728
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 1,065 1,055,112
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 02/28/27 ..... 2,700 2,687,916
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 1,047 1,048,048
Winterfell Financing SARL, Facility Term
Loan B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 05/04/28 ................. EUR 1,000 1,179,145
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 04/30/28 ................. USD 1,161 1,147,908
72,524,790
Diversified Telecommunication Services — 1.1%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ............... 664 651,806
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ............... 3,436 3,371,457
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 .... 5,591 5,575,783
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 153 153,230
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 601 601,956
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
3.25%
,
 05/15/26 ................. EUR 1,000 1,182,465

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 ................. USD 1,365 $ 1,365,353
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 511 509,860
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 . 1,235 1,236,382
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 03/01/27 498 490,488
Lorca Holdco Ltd., Term Loan B2, (EURIBOR 6
Month + 4.25%), 4.25%
,
 09/17/27 ..... EUR 1,000 1,186,046
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. USD 3,363 3,358,977
Orbcomm Inc., First Lien Term Loan,
06/17/28
(m)
..................... 833 830,917
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 2 Month + 3.25%),
3.35%
,
 01/31/29 ................. 1,257 1,255,077
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month + 0.00%),
3.50%
,
 07/15/29 ................. EUR 3,000 3,538,895
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(m)
..................... USD 10,147 10,033,520
35,342,212
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 ................. 223 219,901
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 12/13/25 ................. 472 449,776
669,677
Electrical Equipment — 0.3%
(a)(m)
Fairbanks Morse Defense, Term Loan, 06/16/28 874 874,550
MH Sub I LLC, 1st Lien Term Loan, 09/13/24 9,275 9,226,424
10,100,974
Entertainment — 0.5%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, 07/03/24
(m)
............. 2,844 2,827,558
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(m)
..................... 4,086 3,973,532
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 2,360 2,348,025
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 ................. 36 35,494
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ..... 5,733 5,618,007
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 469 465,412
15,268,028
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/21/25 ................. 1,635 1,618,564
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24 . 129 127,604
1,746,168
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.79%
,
 05/23/25 .... USD 114 $ 112,943
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 05/23/25 2,461 2,452,916
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 06/27/23 ..... 1,659 1,641,901
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ..... 220 216,773
4,424,533
Food Products — 0.7%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 ................. 636 626,551
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 10/01/25 ................. 1,886 1,877,263
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.60%
,
 10/10/26 .... 112 111,921
Chobani LLC, Term Loan, 10/25/27
(m)
..... 8,014 8,027,166
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 ................. 4,340 4,272,041
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 258 256,265
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.25%),
5.00%
,
 06/08/28 ................. 1,003 1,007,079
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(m)
..................... 6,453 6,444,030
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(m)
..................... 432 431,389
23,053,705
Health Care Equipment & Supplies — 0.1%
(a)
CTC AcquiCo GmbH, Facility Term Loan
B1, (EURIBOR 3 Month + 2.50%),
2.50%
,
 03/07/25 ................. EUR 1,000 1,161,347
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ..... USD 663 663,418
1,824,765
Health Care Providers & Services — 1.0%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 486 486,255
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(m)
..................... 3,387 3,365,629
CAB, Facility Term Loan B, (EURIBOR 6 Month
+ 3.50%), 3.50%
,
 02/09/28 .......... EUR 1,000 1,178,339
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. USD 4,842 4,835,589
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 2,883 2,461,259
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/18/27 ................. 2,037 2,017,879
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.65%
,
 03/05/26 607 580,910
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 624 622,127

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 08/06/26 USD 5,938 $ 5,937,120
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/30/25 ................. 4,385 4,380,715
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 30 29,893
Unified Womens Healthcare LP, 1st Lien Term
Loan, 12/20/27
(c)(m)
................ 1,870 1,872,170
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(m)
..................... 1,505 1,508,641
WP CityMD Bidco LLC, Term Loan, 08/13/26
(m)
2,223 2,226,571
31,503,097
Health Care Technology — 0.4%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 ................. 213 213,932
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 .... 1,897 1,883,613
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(m)
..................... 7,223 7,240,284
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 3,361 3,365,994
12,703,823
Hotels, Restaurants & Leisure — 1.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 ................. 247 241,104
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 268 268,529
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.34%
,
 09/15/23 . 252 252,042
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 12/23/24 ................. 6,637 6,576,421
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(m)
..................... 2,215 2,220,668
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 03/17/28
(c)
646 639,916
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 750 743,895
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.65%
,
 07/10/25 734 733,728
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 ................. 487 485,468
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 58 64,816
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 3,751 3,721,142
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................ 836 840,327
IRB Holding Corp., Term Loan, 12/15/27
(m)
.. 10,032 10,025,308
IRB Holding Corp., Term Loan B, 02/05/25
(m)
788 786,477
Packers Holdings LLC, Term Loan, 03/09/28
(m)
4,844 4,814,603
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 99 94,936
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 ................. USD 853 $ 846,955
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 1,129 1,114,680
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.83%
,
 07/31/26 ..... 1,625 1,617,369
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 05/30/25 ................. 147 145,883
36,234,267
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(m)
..................... 4,850 4,822,306
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 254 248,755
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 621 621,656
5,692,717
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)(c)
414 411,893
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26 ..... —
(n)
409
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 1,977 1,975,293
1,975,702
Industrial Conglomerates — 0.2%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25 .... 4,412 4,372,647
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 625 624,986
Quimper AB, Facility Term Loan B1, (EURIBOR
3 Month + 3.50%), 3.50%
,
 02/16/26 .... EUR 1,000 1,176,323
6,173,956
Information Technology — 0.0%
Idemia Group S.A.S., Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 01/10/26
(a)
................ 1,000 1,186,699
Insurance — 0.9%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 05/09/25 ............... USD 3,465 3,425,282
 11/05/27
(m)
..................... 1,629 1,630,417
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 1,693 1,681,503
AssuredPartners Capital, Inc., Term Loan B,
02/12/27
(m)
..................... 175 175,088
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ............... 2,385 2,371,276
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 105 104,727

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/31/28 USD 2,320 $ 2,336,119
Asurion LLC, Term Loan B6, 11/03/23
(m)
.... 846 841,021
Asurion LLC, Term Loan B8, 12/23/26
(m)
.... 5,769 5,700,910
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.93%
,
 04/25/25 .... 3,008 2,973,513
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 236 236,018
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 1,088 1,086,757
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ............... 601 594,228
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ............... 1,949 1,944,177
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 217 217,274
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.15%, 05/16/24 ............... 3,812 3,774,014
(LIBOR USD 3 Month + 3.25%),
3.40%, 12/02/26 ............... 87 85,830
29,178,154
Interactive Media & Services — 0.7%
(a)
Adevinta ASA, Facility Term Loan B2,
11/05/27
(m)
..................... 2,358 2,357,368
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 2,359 2,351,147
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(m)
..................... 9,212 9,211,683
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 7,918 8,030,355
21,950,553
Internet & Direct Marketing Retail — 0.2%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(m)
..................... 3,711 3,710,700
Eagle Bidco Ltd., Facility Term Loan
B, (EURIBOR 3 Month + 3.75%),
3.75%
,
 03/20/28 ................. EUR 2,000 2,362,180
6,072,880
IT Services — 1.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(m)
..................... USD 1,552 1,548,259
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 469 474,394
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(m)
..................... 2,017 2,006,594
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 2,686 2,684,397
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 544,833
Epicor Software Corp., Term Loan C,
07/30/27
(m)
..................... 2,149 2,145,633
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(m)
........... 1,674 1,670,518
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 08/01/24 ................. 171 156,571
Security
Par (000)
Par (000) Value
IT Services (continued)
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 ................. USD 168 $ 150,000
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 ................. 1,888 1,875,113
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 ................. 743 743,999
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 564 565,715
Maximus, Inc., Term Loan B, 05/28/28
(m)
... 1,149 1,148,046
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 ................. 1,363 1,348,901
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 ................. 270 269,910
Mitchell International, Inc., Facility 1st Lien
Term Loan, 11/29/24
(m)
............. 3,201 3,211,427
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ........... 4,113 4,012,571
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(c)
.... 488 489,988
Sophia LP, Term Loan, 10/07/27
(m)
....... 7,218 7,219,236
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 271 268,021
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 521 520,414
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 .... 429 426,049
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/11/28 ...... 496 497,245
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 .......... 816 809,329
34,787,163
Life Sciences Tools & Services — 0.5%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 . 1,091 1,090,062
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 1,085 1,085,252
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(m)
................. 5,543 5,564,954
ICON Luxembourg SARL, Term Loan B:
 06/16/28
(m)
..................... 4,168 4,173,480
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.85%
,
 03/07/24 ..... 61 60,713
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 710 712,669
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ........... 2,739 2,734,424
15,421,554
Machinery — 0.8%
(a)
Clark Equipment Co., Term Loan, 05/18/24
(m)
1,243 1,240,399
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(c)
394 393,507
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 .... 1,549 1,544,811

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 ................. USD 654 $ 646,146
Madison IAQ LLC, Term Loan, 06/21/28
(m)
.. 4,541 4,541,000
Titan Acquisition Ltd., Term Loan, 03/28/25
(m)
9,007 8,842,507
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 .... 1,257 1,258,019
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
4,106 4,078,137
Wittur Holding GmbH, 1st Lien Facility Term
Loan B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 10/02/26 ................. EUR 2,000 2,360,971
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EUR002M + 3.75%),
3.75%
,
 03/10/28 ................. 1,000 1,189,461
26,094,958
Media — 1.4%
Ascend Learning LLC, Term Loan, 07/12/24
(a)(m)
USD 743 742,637
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................ 5,364 4,909,686
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
............... 368 438,734
Cable One, Inc., Term Loan B4, 05/03/28
(a)(m)
950 945,725
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 1,352 1,348,861
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(a)
................ 9,932 9,687,406
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.57%
,
 04/15/27
(a)
.... 2,720 2,691,040
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 524 523,872
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
447 446,371
Gray Television, Inc., Term Loan B2,
(LIBOR USD 1 Month + 2.25%), 2.34% -
2.35%
,
 02/07/24
(a)
................ 390 387,893
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................ 50 50,492
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 145 147,055
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(m)
................ 3,466 3,344,900
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................ 785 780,365
Nexstar Broadcasting, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.50%), 2.59% -
2.60%
,
 09/18/26
(a)
................ 411 409,525
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
3,019 3,020,459
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................ 2,620 2,605,147
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 09/28/23
(a)(c)
.. 4,061 4,040,599
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.57%
,
 01/31/28
(a)
................ 603 597,361
Security
Par (000)
Par (000) Value
Media (continued)
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(a)
................ USD 5,372 $ 5,369,900
Ziggo BV, Facility Term Loan H, (EURIBOR 6
Month + 3.00%), 3.00%
,
 01/31/29
(a)
.... EUR 1,000 1,175,481
43,663,509
Metals & Mining — 0.3%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 ................. USD 1,213 1,202,546
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(m)
..................... 6,748 6,455,991
7,658,537
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 244 269,113
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 2,980 2,955,343
Murphy Oil USA, Inc., Term Loan B,
(LIBOR USD 3 Month + 1.75%), 2.25% -
4.00%
,
 01/31/28 ................. 811 811,478
4,035,934
Personal Products — 0.2%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................ 7,408 7,430,849
Pharmaceuticals — 0.5%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 2,181 2,137,273
Bausch Health Cos., Inc., Term Loan,
06/02/25
(m)
..................... 4,065 4,046,256
Cidron Aida Finco SARL, Facility Term
Loan B, (EURIBOR 3 Month + 0.00%),
5.00%
,
 03/31/28 ................. EUR 2,000 2,374,962
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 08/01/27 USD 387 380,521
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 ................. 272 269,076
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 2,942 2,950,267
Organon & Co., Term Loan, (LIBOR USD 6
Month + 3.00%), 3.50%
,
 06/02/28 ..... 1,309 1,309,825
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
............. 118 117,673
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 1,231 1,226,692
Prestige Brands, Inc., Term Loan B, 06/09/28
(m)
539 539,226
15,351,771
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 2,710 2,697,794
CoreLogic, Inc. 1st Lien Term Loan, 06/02/28
(m)
4,844 4,827,046
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 ................. 8,081 8,039,135
15,563,975

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.1%
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28
(a)
................ EUR 3,000 $ 3,523,919
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(m)
........................... USD 6,035 6,029,400
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 09/19/26
(a)
................ 224 223,527
Software — 3.2%
(a)
Avast Software BV, Term Loan, (EURIBOR 3
Month + 2.00%), 2.00%
,
 03/22/28 ..... EUR 988 1,172,228
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(m)
..................... USD 4,454 4,463,034
Boxer Parent Co., Inc., Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 10/02/25 ............... 3,729 3,706,160
(EURIBOR 3 Month + 4.00%),
4.00%, 10/02/25 ............... EUR 1,494 1,773,746
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 USD 3,776 3,771,631
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27 ..... 1,351 1,349,075
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27 ................. 262 262,109
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ..... 1,929 1,863,064
E2open, LLC, Term Loan, 02/04/28
(m)
..... 313 313,000
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(m)
..................... 10,063 10,081,262
Helios Software Holdings, Inc., Term Loan:
(EURIBOR 3 Month + 3.75%),
3.75%, 03/11/28 ............... EUR 2,644 3,128,745
(LIBOR USD 3 Month + 3.75%),
3.92%, 03/11/28 ............... USD 1,624 1,623,496
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(c)
676 689,520
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 02/25/27 ..... 7,408 7,356,386
Magenta Buyer LLC, 1st Lien Term Loan,
05/03/28
(m)
..................... 5,471 5,465,529
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(c)(m)
.................... 2,617 2,584,288
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ..... 1,258 1,257,228
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 1,382 1,384,154
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 2,209 2,240,766
Misys Ltd., 1st Lien Term Loan, (EURIBOR 3
Month + 3.00%), 4.00%
,
 06/13/24 ..... EUR 995 1,171,335
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 USD 565 566,311
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 ................. 3,723 3,726,941
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 ................. 1,349 1,350,178
Proofpoint, Inc., Term Loan, 06/09/28
(m)
.... 4,841 4,811,373
Security
Par (000)
Par (000) Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(m)
USD 12,836 $ 12,791,348
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(m)
..................... 6,086 6,044,252
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 206 203,591
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(m)
..................... 3,324 3,370,199
UKG, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 05/04/26 ............... 4,974 4,974,123
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 5,527 5,530,224
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27 ..... 613 622,704
99,648,000
Specialty Retail — 0.7%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25 . 91 90,108
EG Group Ltd., Facility Term Loan, 03/31/26
(m)
3,743 3,743,000
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ........... 3,725 3,734,313
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.35%
,
 08/31/26 ................. 2,362 2,360,265
Optiv Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 3,273 3,194,724
Peer Holding III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 01/18/27 ................. EUR 1,000 1,182,572
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 8,026 8,028,007
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 254 254,151
22,587,140
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.10%
,
 07/23/26
(a)
................ 1,182 1,123,591
Trading Companies & Distributors — 0.3%
(a)
Beacon Roofing Supply, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 05/19/28 ................. 1,435 1,425,874
Core & Main LP, Term Loan B, 06/09/28
(m)
.. 6,126 6,083,777
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
228 223,549
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 748 662,952
8,396,152
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(m)
............... 3,348 3,208,064
Gogo Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 .......... 1,011 1,008,697
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 608 607,178
MetroNet Systems Holdings LLC, Delayed
Draw 1st Lien Term Loan, 06/02/28
(m)
... 68 67,464

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . USD 1,057 $ 1,047,506
5,938,909
Total Floating Rate Loan Interests — 26.9%
(Cost: $842,973,021) ............................. 845,097,435
Foreign Agency Obligations — 1.0%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27 ...................... 1,163 1,266,071
China — 0.0%
Huarong Finance 2017 Co. Ltd., 3.75%
,
04/27/22 ...................... 200 168,000
Colombia — 0.1%
Ecopetrol SA:
6.88%, 04/29/30 ................. 1,284 1,544,986
5.88%, 05/28/45 ................. 343 366,024
1,911,010
France — 0.3%
Electricite de France SA
(a)(k)
:
(GBP Swap 13 Year + 3.96%), 6.00% ... GBP 2,100 3,244,807
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 733,126
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 490,191
(EUR Swap Annual 5 Year + 4.00%), 3.37% 4,600 5,693,082
10,161,206
India — 0.1%
Oil India Ltd., 5.13%
,
02/04/29 .......... USD 640 718,120
Power Finance Corp. Ltd.:
4.50%, 06/18/29 ................. 2,147 2,297,692
3.95%, 04/23/30 ................. 800 818,960
3,834,772
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 219 224,037
Pertamina Persero PT:
4.30%, 05/20/23 ................. 569 604,625
4.18%, 01/21/50 ................. 200 205,414
Perusahaan Penerbit SBSN Indonesia III,
3.55%
,
06/09/51 ................. 1,400 1,420,650
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 600 759,863
3,214,589
Italy — 0.0%
(a)
Banca Monte dei Paschi di Siena SpA:
2.63%, 04/28/25 ................. EUR 125 150,284
(EUR Swap Annual 5 Year + 8.92%),
8.50%, 09/10/30
(a)
.............. 250 271,981
422,265
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27 ................. USD 461 490,043
5.35%, 02/12/28 ................. 140 137,333
627,376
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 .......... 1,525 1,519,281
Security
Par (000)
Par (000) Value
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. USD 858 $ 874,892
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49 ...................... 1,139 1,253,256
2,128,148
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 659 645,738
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.:
3.50%, 04/16/29 ................. 1,181 1,277,547
3.50%, 11/24/70
(b)
................ 760 736,250
2,013,797
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%
,
06/29/41 1,700 1,686,774
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 ... 850 571,784
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 457,844
Total Foreign Agency Obligations — 1.0%
(Cost: $30,216,289) .............................. 30,628,655
Foreign Government Obligations — 0.4%
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ...... 679 778,431
Pakistan — 0.2%
Islamic Republic of Pakistan:
6.00%, 04/08/26 ................. 1,385 1,398,417
7.38%, 04/08/31 ................. 1,640 1,685,100
8.88%, 04/08/51 ................. 1,045 1,106,394
4,189,911
Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka:
5.75%, 04/18/23 ................. 882 656,429
6.85%, 03/14/24 ................. 1,009 693,561
6.35%, 06/28/24 ................. 1,019 696,614
6.83%, 07/18/26 ................. 1,218 784,316
6.20%, 05/11/27 ................. 2,382 1,473,565
7.85%, 03/14/29 ................. 1,020 645,341
7.55%, 03/28/30 ................. 2,608 1,649,234
6,599,060
Total Foreign Government Obligations — 0.4%
(Cost: $12,531,941) .............................. 11,567,402
Shares
Shares
Investment Companies — 2.3%
Cheniere Energy Partners LP .......... 777 34,413
Invesco Senior Loan ETF ............. 183,131 4,056,352
iShares 0-5 Year High Yield Corporate Bond
ETF
(p)
........................ 530,200 24,421,012
iShares Floating Rate Bond ETF
(p)
....... 308,079 15,656,575
VanEck Vectors J.P. Morgan EM Local
Currency Bond ETF ............... 846,706 26,569,634

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Investment Companies (continued)
Western Midstream Partners LP ......... 3,216 $ 68,887
Total Investment Companies — 2.3%
(Cost: $70,529,422) .............................. 70,806,873
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 0.8%
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.47%, 09/25/46
(a)
. USD 2,048 1,980,594
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,941 1,280,423
3,261,017
Commercial Mortgage-Backed Securities — 0.6%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.37%, 10/15/36
(a)(b)
......... 2,716 2,716,652
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 904,910
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 1,000 968,660
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 2,158 2,298,948
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.65%, 10/10/34
(a)(b)
............... 990 1,032,385
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 210,226
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(a)(b)
..... 1,886 1,806,704
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.77%,
03/15/50
(a)(b)
.................... 614 627,515
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................. 310 313,310
Series 2015-C25, Class D, 3.07%, 10/15/48 650 638,020
USDC, Series 2018, Class E, 4.64%,
05/13/38
(a)(b)
.................... 2,000 1,722,351
Velocity Commercial Capital Loan Trust
(a)(b)
:
Series 2019-3, Class M2, 3.28%, 10/25/49 3,147 3,187,225
Series 2019-3, Class M3, 3.38%, 10/25/49 940 941,836
Wells Fargo Commercial Mortgage Trust
(a)
:
Series 2015-C30, Class C, 4.65%, 09/15/58 1,000 1,084,116
Series 2016-NXS5, Class D, 5.15%,
01/15/59 .................... 308 331,070
18,783,928
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.26%, 08/15/57 .......... 25,551 1,841,887
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 288,005
2,129,892
Total Non-Agency Mortgage-Backed Securities — 0.8%
(Cost: $23,953,519) .............................. 24,174,837
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(q)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. USD 811 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities — 0.8%
Capital Trusts — 0.8%
Banks — 0.5%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% ... EUR 2,000 2,708,727
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 108 119,475
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 30 33,975
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 3 3,369
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 60 69,234
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00%
(i)
................ 4,190 4,331,413
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% .... 389 411,154
Series HH, (SOFR + 3.13%), 4.60% .... 180 186,534
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 83 92,953
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,035 8,318,635
16,275,469
Capital Markets — 0.2%
(a)(k)
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 4,500 4,691,250
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,050 1,074,150
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 340 363,412
6,128,812
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(k)
........................... 150 168,000
Electric Utilities — 0.0%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 400 402,920
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(k)
........... 2,070 2,137,275
Total Capital Trusts — 0.8%
(Cost: $24,194,848) .............................. 25,112,476

BlackRock Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $53,170)
(f)
.................. 57,545 $ 592
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 592
Total Preferred Securities — 0.8%
(Cost: $24,251,178) .............................. 25,113,068
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.24%, 07/25/30
(a)
................ USD 1,500 1,501,795
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $1,500,000) .............................. 1,501,795
Shares
Shares
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(e)
............ 897 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 495 $ 3,802
Total Warrants — 0.0% ............................. 3,802
Total Long-Term Investments — 85.8%
(Cost: $2,658,151,618) ........................... 2,691,114,926
Short-Term Securities — 18.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(p)(r)
................. 576,907,554 576,907,554
Total Short-Term Securities — 18.4%
(Cost: $576,907,554) ............................. 576,907,554
Total Options Purchased — 0.1%
(Cost: $4,023,361) .............................. 2,560,654
Total Investments Before Options Written — 104.3%
(Cost: $3,239,082,533 ) ........................... 3,270,583,134
Total Options Written — (0.0)%
(Premium Received — $449,098) .................... (331,230)
Total Investments Net of Options Written — 104.3%
(Cost: $3,238,633,435 ) ........................... 3,270,251,904
Liabilities in Excess of Other Assets — (4.3)% ............ (134,465,384)
Net Assets — 100.0% .............................. $ 3,135,786,520
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $192,195, representing less than 0.05% of its net assets as of period end, and an original cost of $175,880.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,443,744 $ 439,463,810 $ — $ — $ — $ 576,907,554 576,907,554 $ 45,833 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 23,302,290 — — — 1,118,722 24,421,012 530,200 909,560 —
iShares Floating Rate Bond ETF 15,625,767 — — — 30,808 15,656,575 308,079 59,099 —
$ — $ 1,149,530 $ 616,985,141 $ 1,014,492 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 110 09/21/21 $ 17,662 $ 386,045
U.S. Treasury Ultra Bond .................................................... 14 09/21/21 2,695 114,473
U.S. Treasury 2 Year Note .................................................... 267 09/30/21 58,826 (85,633)
414,885
Short Contracts
Euro- Bobl ............................................................... 51 09/08/21 8,112 (7,005)
Euro-Bund .............................................................. 74 09/08/21 15,146 (93,928)
U.S. Treasury 10 Year Note ................................................... 97 09/21/21 12,845 (19,514)
U.S. Treasury 10 Year Ultra Note ............................................... 96 09/21/21 14,118 (232,630)
Long Gilt ............................................................... 48 09/28/21 8,506 (66,384)
U.S. Treasury 5 Year Note .................................................... 87 09/30/21 10,734 12,970
(406,491)
$ 8,394
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,879,897 CHF 3,490,000 Morgan Stanley & Co. International plc 07/15/21 $ 106,592
USD 3,266,071 EUR 2,740,000 Bank of America NA 07/15/21 16,208
USD 3,665,359 EUR 3,090,000 Barclays Bank plc 07/15/21 368
USD 1,250,979 EUR 1,050,000 BNP Paribas SA 07/15/21 5,594
USD 59,875 EUR 50,000 Goldman Sachs International 07/15/21 571
USD 446,646,206 EUR 368,340,000 JPMorgan Chase Bank NA 07/15/21 9,765,014
USD 870,554 EUR 730,000 Morgan Stanley & Co. International plc 07/15/21 4,715
USD 11,557,851 EUR 9,680,000 UBS AG 07/15/21 76,585
USD 183,353 GBP 130,000 JPMorgan Chase Bank NA 07/15/21 3,517
USD 90,101,505 GBP 64,120,000 UBS AG 07/15/21 1,400,712
USD 132,098 SEK 1,100,000 Morgan Stanley & Co. International plc 07/15/21 3,549
USD 1,128,371 JPY 123,581,620 BNP Paribas SA 09/15/21 15,245
USD 754,891 SGD 1,000,000 Morgan Stanley & Co. International plc 09/15/21 11,239
11,409,909
EUR 22,900,000 USD 27,337,667 JPMorgan Chase Bank NA 07/15/21 (176,405)
GBP 5,710,000 USD 7,964,288 Goldman Sachs International 07/15/21 (65,324)
USD 33,156 GBP 24,000 Morgan Stanley & Co. International plc 07/15/21 (45)
(241,774)
$ 11,168,135
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Financial Select Sector SPDR Fund ............... 23,269 07/02/21 USD 38.00 USD 85,374 $ 34,904
Energy Select Sector SPDR Fund ................ 7,370 07/16/21 USD 56.00 USD 39,702 327,965
SPDR S&P 500 ETF Trust ...................... 4,540 07/16/21 USD 432.00 USD 194,339 785,420
Financial Select Sector SPDR Fund ............... 18,949 07/23/21 USD 37.50 USD 69,524 577,945
Alerian MLP ETF ............................ 15,801 07/30/21 USD 40.50 USD 57,531 197,512
Energy Select Sector SPDR Fund ................ 5,828 08/20/21 USD 58.00 USD 31,395 524,520

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
i
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX Bank Index ..................... 278 09/17/21 EUR 90.00 EUR 1,302 $ 108,369
$ 2,556,635
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/13/21 2.50 % USD 18,000 $ 4,019
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Energy Select Sector SPDR Fund ................. 7,370 07/16/21 USD 59.00 USD 39,702 $ (77,385)
Alerian MLP ETF ............................. 15,801 07/30/21 USD 43.00 USD 57,531 (79,005)
Energy Select Sector SPDR Fund ................. 5,828 08/20/21 USD 63.00 USD 31,395 (174,840)
$ (331,230)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (470) $ (1,138) $ 668
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 190 20,918 17,413 3,505
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 310 44,974 47,758 (2,784)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 170 24,423 20,290 4,133
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 450 38,602 29,297 9,305
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 200 17,157 12,742 4,415
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 180 16,449 9,217 7,232
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 B EUR 160 14,783 14,775 8
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 605 61,672 25,035 36,637
$ 238,508 $ 175,389 $ 63,119
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.15%
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 226,552,340 $ 21,854,882 $ 248,407,222
Common Stocks:
Banks ............................................... — 2,818,171 — 2,818,171
Building Products ....................................... 9,936 — — 9,936
Capital Markets ........................................ — 1,818,936 — 1,818,936
Chemicals ............................................ 864,288 — — 864,288
Commercial Services & Supplies ............................. — — 233 233
Communications Equipment ................................ 119,528 — — 119,528
Construction & Engineering ................................ 23,683 — — 23,683
Diversified Telecommunication Services ........................ — 713,348 — 713,348
Electrical Equipment ..................................... 254,372 — — 254,372
Entertainment ......................................... 138,918 — — 138,918
Equity Real Estate Investment Trusts (REITs) .................... 1,104,949 — — 1,104,949
Hotels, Restaurants & Leisure .............................. 193,961 — — 193,961
Life Sciences Tools & Services .............................. 1,034,523 — — 1,034,523
Machinery ............................................ — 6,226 — 6,226
Marine .............................................. — — — —
Media ............................................... 151,847 1,102,444 — 1,254,291
Metals & Mining ........................................ 542,993 — — 542,993
Oil, Gas & Consumable Fuels ............................... 3,519,763 191,603 — 3,711,366
Professional Services .................................... — 237,491 — 237,491
Road & Rail ........................................... 135,324 — — 135,324
Software ............................................. 323 — — 323
Corporate Bonds:
Aerospace & Defense .................................... — 17,879,731 — 17,879,731
Airlines .............................................. — 26,517,607 — 26,517,607
Auto Components ...................................... — 22,635,694 — 22,635,694

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Automobiles .......................................... $ — $ 19,799,535 $ — $ 19,799,535
Banks ............................................... — 141,101,617 — 141,101,617
Beverages ........................................... — 7,629,128 — 7,629,128
Biotechnology ......................................... — 6,137,741 — 6,137,741
Building Products ....................................... — 6,637,576 — 6,637,576
Capital Markets ........................................ — 30,064,196 — 30,064,196
Chemicals ............................................ — 29,154,225 — 29,154,225
Commercial Services & Supplies ............................. — 31,477,389 — 31,477,389
Communications Equipment ................................ — 5,106,475 — 5,106,475
Construction & Engineering ................................ — 6,574,211 — 6,574,211
Construction Materials .................................... — 1,806,731 — 1,806,731
Consumer Finance ...................................... — 24,363,140 — 24,363,140
Containers & Packaging .................................. — 17,428,287 — 17,428,287
Distributors ........................................... — 1,926,204 — 1,926,204
Diversified Consumer Services .............................. — 4,575,567 — 4,575,567
Diversified Financial Services ............................... — 28,991,456 — 28,991,456
Diversified Telecommunication Services ........................ — 70,664,306 — 70,664,306
Electric Utilities ........................................ — 17,829,943 — 17,829,943
Electrical Equipment ..................................... — 4,182,829 — 4,182,829
Electronic Equipment, Instruments & Components ................. — 3,166,293 — 3,166,293
Energy Equipment & Services .............................. — 10,018,290 — 10,018,290
Entertainment ......................................... — 11,146,363 — 11,146,363
Equity Real Estate Investment Trusts (REITs) .................... — 18,594,218 — 18,594,218
Food & Staples Retailing .................................. — 13,480,384 — 13,480,384
Food Products ......................................... — 17,881,600 — 17,881,600
Gas Utilities ........................................... — 1,380,507 — 1,380,507
Health Care Equipment & Supplies ........................... — 3,284,463 — 3,284,463
Health Care Providers & Services ............................ — 32,734,001 — 32,734,001
Health Care Technology .................................. — 720,882 — 720,882
Hotels, Restaurants & Leisure .............................. — 68,447,511 — 68,447,511
Household Durables ..................................... — 4,744,593 — 4,744,593
Household Products ..................................... — 1,028,415 — 1,028,415
Independent Power and Renewable Electricity Producers ............ — 3,818,143 — 3,818,143
Insurance ............................................ — 35,473,498 — 35,473,498
Interactive Media & Services ............................... — 1,579,800 — 1,579,800
Internet & Direct Marketing Retail ............................ — 5,983,118 — 5,983,118
IT Services ........................................... — 22,034,062 — 22,034,062
Leisure Products ....................................... — 747,925 — 747,925
Life Sciences Tools & Services .............................. — 510,997 — 510,997
Machinery ............................................ — 14,407,833 — 14,407,833
Marine .............................................. — 5,129,043 — 5,129,043
Media ............................................... — 55,686,611 — 55,686,611
Metals & Mining ........................................ — 32,178,912 — 32,178,912
Mortgage Real Estate Investment Trusts (REITs) .................. — 243,924 — 243,924
Multiline Retail ......................................... — 4,012,167 — 4,012,167
Oil, Gas & Consumable Fuels ............................... — 101,513,541 — 101,513,541
Paper & Forest Products .................................. — 1,332,375 — 1,332,375
Personal Products ...................................... — 8,111,816 — 8,111,816
Pharmaceuticals ....................................... — 25,825,463 — 25,825,463
Professional Services .................................... — 8,297,884 — 8,297,884
Real Estate Management & Development ....................... — 231,994,056 — 231,994,056
Road & Rail ........................................... — 10,074,527 — 10,074,527
Semiconductors & Semiconductor Equipment .................... — 15,097,568 — 15,097,568
Software ............................................. — 24,843,716 — 24,843,716
Specialty Retail ........................................ — 25,809,946 — 25,809,946
Technology Hardware, Storage & Peripherals .................... — 1,453,120 — 1,453,120
Textiles, Apparel & Luxury Goods ............................ — 2,910,534 — 2,910,534
Thrifts & Mortgage Finance ................................ — 5,215,112 — 5,215,112
Tobacco ............................................. — 818,421 — 818,421
Trading Companies & Distributors ............................ — 3,454,473 — 3,454,473
Transportation Infrastructure ............................... — 12,535,074 — 12,535,074
Water Utilities ......................................... — 3,216,648 — 3,216,648
Wireless Telecommunication Services ......................... — 45,409,562 — 45,409,562
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 25,993,426 2,244,000 28,237,426
Air Freight & Logistics .................................... — 394,384 — 394,384

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Airlines .............................................. $ — $ 22,577,583 $ — $ 22,577,583
Auto Components ...................................... — 16,212,260 — 16,212,260
Automobiles .......................................... — 4,460,809 — 4,460,809
Building Products ....................................... — 13,839,263 55,580 13,894,843
Capital Markets ........................................ — 7,161,815 141,047 7,302,862
Chemicals ............................................ — 24,474,571 1,111,286 25,585,857
Commercial Services & Supplies ............................. — 30,938,669 — 30,938,669
Construction & Engineering ................................ — 9,629,716 — 9,629,716
Construction Materials .................................... — 7,916,305 — 7,916,305
Containers & Packaging .................................. — 18,348,508 2,821,000 21,169,508
Distributors ........................................... — 646,671 — 646,671
Diversified Consumer Services .............................. — 19,514,179 1,098,882 20,613,061
Diversified Financial Services ............................... — 69,938,131 2,586,659 72,524,790
Diversified Telecommunication Services ........................ — 35,342,212 — 35,342,212
Electric Utilities ........................................ — 669,677 — 669,677
Electrical Equipment ..................................... — 10,100,974 — 10,100,974
Entertainment ......................................... — 15,268,028 — 15,268,028
Equity Real Estate Investment Trusts (REITs) .................... — 1,746,168 — 1,746,168
Food & Staples Retailing .................................. — 4,424,533 — 4,424,533
Food Products ......................................... — 23,053,705 — 23,053,705
Health Care Equipment & Supplies ........................... — 1,824,765 — 1,824,765
Health Care Providers & Services ............................ — 29,630,927 1,872,170 31,503,097
Health Care Technology .................................. — 12,703,823 — 12,703,823
Hotels, Restaurants & Leisure .............................. — 34,689,208 1,545,059 36,234,267
Household Durables ..................................... — 5,692,717 — 5,692,717
Household Products ..................................... — — 411,893 411,893
Independent Power and Renewable Electricity Producers ............ — 1,975,702 — 1,975,702
Industrial Conglomerates .................................. — 6,173,956 — 6,173,956
Information Technology ................................... — 1,186,699 — 1,186,699
Insurance ............................................ — 29,178,154 — 29,178,154
Interactive Media & Services ............................... — 21,950,553 — 21,950,553
Internet & Direct Marketing Retail ............................ — 6,072,880 — 6,072,880
IT Services ........................................... — 34,297,175 489,988 34,787,163
Life Sciences Tools & Services .............................. — 15,421,554 — 15,421,554
Machinery ............................................ — 25,701,451 393,507 26,094,958
Media ............................................... — 39,622,910 4,040,599 43,663,509
Metals & Mining ........................................ — 7,658,537 — 7,658,537
Oil, Gas & Consumable Fuels ............................... — 4,035,934 — 4,035,934
Personal Products ...................................... — 7,430,849 — 7,430,849
Pharmaceuticals ....................................... — 15,351,771 — 15,351,771
Professional Services .................................... — 15,563,975 — 15,563,975
Real Estate Management & Development ....................... — 3,523,919 — 3,523,919
Road & Rail ........................................... — 6,029,400 — 6,029,400
Semiconductors & Semiconductor Equipment .................... — 223,527 — 223,527
Software ............................................. — 96,374,192 3,273,808 99,648,000
Specialty Retail ........................................ — 22,587,140 — 22,587,140
Technology Hardware, Storage & Peripherals .................... — 1,123,591 — 1,123,591
Trading Companies & Distributors ............................ — 8,172,603 223,549 8,396,152
Wireless Telecommunication Services ......................... — 5,938,909 — 5,938,909
Foreign Agency Obligations ................................. — 30,628,655 — 30,628,655
Foreign Government Obligations .............................. — 11,567,402 — 11,567,402
Investment Companies .................................... 70,806,873 — — 70,806,873
Non-Agency Mortgage-Backed Securities ........................ — 24,174,837 — 24,174,837
Other Interests .......................................... — — — —
Preferred Securities ...................................... — 25,112,476 — 25,112,476
U.S. Government Sponsored Agency Securities .................... — 1,501,795 — 1,501,795
Warrants .............................................. 3,802 — — 3,802
Short-Term Securities ....................................... 576,907,554 — — 576,907,554
Options Purchased:
Equity contracts .......................................... 2,556,635 — — 2,556,635
Interest rate contracts ...................................... — 4,019 — 4,019
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,681) — (3,681)
$ 658,369,272 $ 2,568,045,447 $ 44,164,142 $ 3,270,578,861

BlackRock Income Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at Net Asset Value ("NAV")
(b)
........................ 592
$ —
$ 3,270,579,453
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 65,903 $ — $ 65,903
Foreign currency exchange contracts ............................ — 11,409,909 — 11,409,909
Interest rate contracts ....................................... 513,488 — — 513,488
Liabilities:
Credit contracts ........................................... — (2,784) — (2,784)
Equity contracts ........................................... (331,230) — — (331,230)
Foreign currency exchange contracts ............................ — (241,774) — (241,774)
Interest rate contracts ....................................... (505,094) — — (505,094)
$ (322,836) $ 11,231,254 $ — $ 10,908,418
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ............................................... $ 11,344,347 $ 9,820 $ 3,978,718 $ 1,973,708 $ 17,306,593
Transfers into level 3 ............................................................. — — 2,564,633 — 2,564,633
Transfers out of level 3 ............................................................ (4,291,951) — (2,122,514) (984,052) (7,398,517)
Accrued discounts/premiums ......................................................... 74 — 9,162 (71) 9,165
Net realized gain ................................................................ 8,685 — 6,811 2,787 18,283
Net change in unrealized appreciation (depreciation)
(a)
........................................ 34,473 (9,587) 119,488 (2,716) 141,658
Purchases ..................................................................... 19,786,380 — 19,401,465 — 39,187,845
Sales ........................................................................ (5,027,126) — (1,648,736) (989,656) (7,665,518)
Closing balance, as of June 30, 2021 ...................................................
$ 21,854,882 $ 233 $ 22,309,027 $ — $ 44,164,142
Net change in unrealized appreciation (depreciation) on investments still held a t June 30, 2021
(a)
............
$ 54,428 $ (9,583) $ 11 3 , 760 $ — $ 158, 605
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party inform ation could result in a significantly lower or higher value of such Level 3 financial instruments.